UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal ETF Trust
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700
Registrant's telephone number, including area code

Date of fiscal year end: February 29

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

(a)

SoFi Select 500 ETF

Ticker: SFY

SoFi Next 500 ETF

Ticker: SFYX

SoFi Social 50 ETF

Ticker: SFYF

SoFi Be Your Own Boss ETF

Ticker: BYOB

SoFi Weekly Income ETF

Ticker: TGIF

SoFi Weekly Dividend ETF

Ticker: WKLY

SoFi Web 3 ETF

Ticker: TWEB

SoFi Smart Energy ETF

Ticker: ENRG

Semi-Annual Report

August 31, 2023

SoFi Funds

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

SoFi Funds

SOFI SELECT 500 ETF PORTFOLIO ALLOCATION at August 31, 2023 (Unaudited)

Sector	% of Net Assets
Technology	25.3%
Communications	16.2
Consumer, Non-cyclical	16.2
Financial	12.2
Consumer, Cyclical	10.5
Energy	8.5
Industrial	6.0
Utilities	2.6
Basic Materials	2.0
Cash & Cash Equivalents(1)	0.5
100.0%

(1)Represents short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

SOFI NEXT 500 ETF PORTFOLIO ALLOCATION at August 31, 2023 (Unaudited)

Sector	% of Net Assets
Consumer, Non-cyclical	18.6%
Financial	18.1
Industrial	16.9
Consumer, Cyclical	15.0
Technology	12.8
Energy	10.8
Communications	2.7
Utilities	2.4
Basic Materials	2.3
Cash & Cash Equivalents(2)	0.4
100.0%

(2)Represents short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

SOFI SOCIAL 50 ETF PORTFOLIO ALLOCATION at August 31, 2023 (Unaudited)

Sector	% of Net Assets
Consumer, Cyclical	30.0%
Technology	27.2
Communications	26.8
Financial	6.6
Consumer, Non-cyclical	6.3
Industrial	1.6
Energy	1.2
Cash & Cash Equivalents(3)	0.3
100.0%

(3)Represents cash, short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

2

SoFi Funds

SOFI BE YOUR OWN BOSS ETF PORTFOLIO ALLOCATION at August 31, 2023 (Unaudited)

Sector	% of Net Assets
Communications	43.2%
Technology	31.0
Consumer, Non-cyclical	14.1
Financial	5.8
Consumer, Cyclical	4.7
Industrial	1.2
Cash & Cash Equivalents(4)	0.0 (5)
100.0%

(4)Represents short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

(5)Does not round to 0.1% or (0.1)%, as applicable.

SOFI WEEKLY INCOME ETF PORTFOLIO ALLOCATION at August 31, 2023 (Unaudited)

Sector/Investment Type	% of Net Assets
Financial	24.2%
Consumer, Cyclical	21.3
Energy	13.6
Communications	9.5
Industrial	8.1
Consumer, Non-cyclical	7.7
Asset Backed Securities	2.9
Basic Materials	2.6
Technology	2.5
Utilities	2.5
Cash & Cash Equivalents(6)	2.1
Government	1.8
Mortgage Backed Securities	1.2
100.0%

(6)Represents short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

SOFI WEEKLY DIVIDEND ETF PORTFOLIO ALLOCATION at August 31, 2023 (Unaudited)

Sector	% of Net Assets
Financial	24.5%
Consumer, Non-cyclical	23.8
Energy	12.7
Industrial	10.7
Consumer, Cyclical	7.5
Technology	5.9
Utilities	5.3
Communications	5.2
Basic Materials	3.7
Cash & Cash Equivalents(7)	0.7
Diversified	0.0 (8)
100.0%

(7)Represents short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

(8)Does not round to 0.1% or (0.1)%, as applicable.

3

SoFi Funds

SOFI WEB 3 ETF PORTFOLIO ALLOCATION at August 31, 2023 (Unaudited)

Sector	% of Net Assets
Technology	35.7%
Communications	25.1
Consumer, Cyclical	14.6
Financial	11.0
Consumer, Non-cyclical	13.0
Cash & Cash Equivalents(9)	0.6
100.0%

(9)Represents short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

SOFI SMART ENERGY ETF PORTFOLIO ALLOCATION at August 31, 2023 (Unaudited)

Sector	% of Net Assets
Industrial	45.8%
Energy	30.9
Consumer, Cyclical	9.4
Technology	6.7
Utilities	4.6
Consumer, Non-cyclical	2.5
Cash & Cash Equivalents(10)	0.1
100.0%

(10)Represents short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

SoFi Select 500 ETF

4

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks – 99.5%
Advertising – 0.1%
Omnicom Group, Inc.(1)	1,775	$143,793
The Trade Desk, Inc. - Class A(1)(2)	8,004	640,560
		784,353
Aerospace & Defense – 1.3%
General Dynamics Corp.	2,728	618,274
Howmet Aerospace, Inc.	5,600	277,032
L3Harris Technologies, Inc.	1,852	329,823
Lockheed Martin Corp.	2,394	1,073,350
Northrop Grumman Corp.	1,345	582,506
RTX Corp.	16,587	1,427,145
The Boeing Co.(2)	7,356	1,647,965
TransDigm Group, Inc.	674	609,195
		6,565,290
Agriculture – 0.6%
Altria Group, Inc.	22,075	976,156
Archer-Daniels-Midland Co.	7,702	610,769
Bunge Ltd.	1,619	185,084
Philip Morris International, Inc.	14,762	1,418,038
		3,190,047
Airlines – 0.4%
Delta Air Lines, Inc.	26,103	1,119,297
Southwest Airlines Co.	14,459	456,904
United Airlines Holdings, Inc.(2)	12,548	625,016
		2,201,217
Apparel – 0.2%
Nike, Inc. - Class A	11,448	1,164,376

Auto Manufacturers – 4.6%
Cummins, Inc.	1,668	383,706
Ford Motor Co.	71,246	864,214
General Motors Co.	17,535	587,598
PACCAR, Inc.	7,579	623,676
Stellantis NV(1)	44,400	823,620
Tesla, Inc.(2)	81,186	20,952,483
		24,235,297
Banks – 3.4%
Bank of America Corp.	98,223	2,816,053
Citigroup, Inc.	25,009	1,032,622
Citizens Financial Group, Inc.	7,688	216,264
Fifth Third Bancorp	8,597	228,250
Huntington Bancshares, Inc.	27,555	305,585
JPMorgan Chase & Co.	37,186	5,441,427
KeyCorp	10,945	124,007

	Shares	Value
Banks – 3.4% (Continued)
M&T Bank Corp.	3,286	$410,914
Morgan Stanley	16,345	1,391,777
Northern Trust Corp.	2,785	211,855
Regions Financial Corp.	11,174	204,931
State Street Corp.	3,869	265,955
The Bank of New York Mellon Corp.	11,158	500,660
The Goldman Sachs Group, Inc.	2,942	964,123
The PNC Financial Services Group, Inc.	4,984	601,718
Truist Financial Corp.	16,582	506,580
U.S. Bancorp	23,300	851,149
Wells Fargo & Co.	42,054	1,736,410
		17,810,280
Beverages – 1.6%
Brown-Forman Corp. - Class A	3,194	211,219
Constellation Brands, Inc. - Class 1	7,709	2,008,657
Keurig Dr Pepper, Inc.	16,113	542,203
Monster Beverage Corp.(2)	10,179	584,376
PepsiCo, Inc.	13,721	2,441,240
The Coca-Cola Co.	44,923	2,687,743
		8,475,438
Biotechnology – 1.4%
Alnylam Pharmaceuticals, Inc.(1)(2)	1,531	302,862
Amgen, Inc.	5,560	1,425,250
Biogen, Inc.(2)	1,176	314,415
BioMarin Pharmaceutical, Inc.(2)	4,556	416,327
Bio-Rad Laboratories, Inc. - Class A(2)	182	72,836
Corteva, Inc.	7,976	402,868
Gilead Sciences, Inc.	12,236	935,809
Horizon Therapeutics PLC(1)(2)	3,131	352,989
Illumina, Inc.(1)(2)	1,145	189,177
Incyte Corp.(2)	2,982	192,429
Moderna, Inc.(2)	3,427	387,491
Regeneron Pharmaceuticals, Inc.(2)	703	581,023
Royalty Pharma PLC - Class A	12,279	366,160
Seagen, Inc.(1)(2)	2,601	535,988
Vertex Pharmaceuticals, Inc.(2)	2,908	1,012,973
		7,488,597
Building Materials – 0.4%
Carrier Global Corp.(1)	9,113	523,542
Johnson Controls International PLC	7,179	423,992
Martin Marietta Materials, Inc.	675	301,327
Masco Corp.	2,378	140,326
Trane Technologies PLC	2,522	517,665
Vulcan Materials Co.	1,884	411,183
		2,318,035

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited)

SoFi Select 500 ETF

5

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Chemicals – 1.5%
Air Products and Chemicals, Inc.	2,543	$751,431
Albemarle Corp.(1)	6,453	1,282,276
Celanese Corp.(1)	1,147	144,935
CF Industries Holdings, Inc.	5,965	459,723
Dow, Inc.	6,125	334,180
DuPont de Nemours, Inc.	3,547	272,729
Eastman Chemical Co.	1,078	91,641
Ecolab, Inc.	2,888	530,843
FMC Corp.	1,518	130,897
International Flavors & Fragrances, Inc.	1,767	124,485
Linde PLC	5,374	2,079,953
LyondellBasell Industries NV	3,185	314,582
PPG Industries, Inc.	2,299	325,906
The Mosaic Co.	7,790	302,641
The Sherwin-Williams Co.	2,750	747,230
Westlake Corp.	1,867	244,540
		8,137,992
Commercial Services – 1.7%
Automatic Data Processing, Inc.	4,378	1,114,683
Block, Inc. - Class A(2)	4,323	249,221
Booz Allen Hamilton Holding Corp.	1,468	166,339
Cintas Corp.	1,081	545,008
CoStar Group, Inc.(2)	4,126	338,291
Equifax, Inc.(1)	1,098	226,957
FleetCor Technologies, Inc.(2)	958	260,317
Gartner, Inc.(2)	868	303,522
Global Payments, Inc.	7,882	998,571
MarketAxess Holdings, Inc.	351	84,566
Moody’s Corp.	1,352	455,354
PayPal Holdings, Inc.(2)	12,669	791,939
Quanta Services, Inc.	2,214	464,652
Rollins, Inc.	4,875	192,904
S&P Global, Inc.	5,055	1,975,797
TransUnion	2,980	242,036
United Rentals, Inc.	1,008	480,352
Verisk Analytics, Inc.	1,107	268,137
		9,158,646
Computers – 6.8%
Accenture PLC - Class A	7,674	2,484,611
Apple, Inc.	141,143	26,516,535
Cognizant Technology Solutions Corp.	4,913	351,820
Crowdstrike Holdings, Inc. - Class A(2)	7,406	1,207,400
Dell Technologies, Inc. - Class A	2,219	124,797
EPAM Systems, Inc.(2)	897	232,314
Fortinet, Inc.(2)	14,295	860,702
Hewlett Packard Enterprise Co.	15,136	257,161

	Shares	Value
Computers – 6.8% (Continued)
HP, Inc.	7,348	$218,309
International Business Machines Corp.	14,838	2,178,663
Leidos Holdings, Inc.	1,454	141,780
NetApp, Inc.	2,199	168,663
Seagate Technology Holdings PLC	1,494	105,760
Western Digital Corp.(2)	2,714	122,130
Zscaler, Inc.(2)	4,137	645,579
		35,616,224
Cosmetics & Personal Care – 0.8%
Colgate-Palmolive Co.	7,214	530,012
The Estee Lauder Companies, Inc.	2,300	369,219
The Procter & Gamble Co.	20,620	3,182,491
		4,081,722
Distribution & Wholesale – 0.3%
Copart, Inc.(2)	10,660	477,888
Fastenal Co.	6,542	376,688
LKQ Corp.	2,220	116,616
W.W. Grainger, Inc.	605	432,055
		1,403,247
Diversified Financial Services – 3.6%
American Express Co.	10,620	1,677,854
Ameriprise Financial, Inc.	1,609	543,166
Apollo Global Management, Inc.	13,628	1,190,270
BlackRock, Inc.	1,207	845,552
Capital One Financial Corp.	4,288	439,048
Cboe Global Markets, Inc.	1,451	217,229
CME Group, Inc. - Class A	3,749	759,847
Coinbase Global, Inc. - Class A(1)(2)	1,356	107,938
Discover Financial Services	3,029	272,822
Franklin Resources, Inc.(1)	4,076	108,992
Intercontinental Exchange, Inc.	4,633	546,648
LPL Financial Holdings, Inc.(1)	1,167	269,099
Mastercard, Inc. - Class A	11,230	4,633,947
Nasdaq, Inc.	5,015	263,187
Raymond James Financial, Inc.	2,837	296,722
Synchrony Financial(1)	4,819	155,557
T. Rowe Price Group, Inc.(1)	1,634	183,384
The Charles Schwab Corp.	23,886	1,412,857
Visa, Inc. - Class A(1)	20,536	5,045,284
		18,969,403
Electric – 2.6%
Alliant Energy Corp.	2,754	138,168
Ameren Corp.	3,422	271,262
American Electric Power Co., Inc.	5,899	462,482
Avangrid, Inc.	4,351	150,110

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Select 500 ETF

6

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Electric – 2.6% (Continued)
CenterPoint Energy, Inc.(1)	7,353	$205,075
CMS Energy Corp.	3,415	191,889
Consolidated Edison, Inc.	4,051	360,377
Constellation Energy Corp.(1)	11,444	1,192,007
Dominion Energy, Inc.	13,741	666,988
DTE Energy Co.	3,092	319,651
Duke Energy Corp.	8,518	756,398
Edison International	5,325	366,626
Entergy Corp.	2,573	245,078
Evergy, Inc.	2,169	119,230
Eversource Energy(1)	4,824	307,868
Exelon Corp.	7,325	293,879
FirstEnergy Corp.(1)	8,647	311,897
NextEra Energy, Inc.	30,670	2,048,756
PG&E Corp.(2)	59,157	964,259
PPL Corp.	28,515	710,594
Public Service Enterprise Group, Inc.	12,206	745,543
Sempra Energy	9,174	644,198
The AES Corp.	12,894	231,189
The Southern Co.	16,068	1,088,286
WEC Energy Group, Inc.	3,568	300,140
Xcel Energy, Inc.	6,213	354,949
		13,446,899
Electrical Components & Equipment – 0.2%
AMETEK, Inc.	2,315	369,266
Emerson Electric Co.	5,062	497,341
		866,607
Electronics – 0.6%
Agilent Technologies, Inc.(1)	3,130	378,949
Amphenol Corp.	7,012	619,721
Fortive Corp.(1)	4,350	342,997
Garmin Ltd.	1,627	172,495
Honeywell International, Inc.	6,161	1,157,898
Keysight Technologies, Inc.(2)	2,058	274,331
Mettler-Toledo International, Inc.(2)	221	268,179
		3,214,570
Energy – Alternate Sources – 0.3%
Enphase Energy, Inc.(2)	5,642	713,882
First Solar, Inc.(2)	3,203	605,752
		1,319,634
Engineering & Construction – 0.0%(3)
Jacobs Solutions, Inc.	1,755	236,609
Entertainment – 0.1%
Live Nation Entertainment, Inc.(2)	7,320	618,760

	Shares	Value
Environmental Control – 0.2%
Republic Services, Inc.	3,610	$520,309
Waste Management, Inc.	4,268	669,137
		1,189,446
Food – 0.8%
Campbell Soup Co.(1)	2,991	124,725
Conagra Brands, Inc.	4,823	144,111
General Mills, Inc.	5,558	376,054
Hormel Foods Corp.	5,029	194,069
Kellogg Co.(1)	3,022	184,402
Lamb Weston Holdings, Inc.	2,351	229,011
McCormick & Co., Inc.(1)	2,131	174,912
Mondelez International, Inc.	12,611	898,660
Sysco Corp.	7,937	552,812
The Hershey Co.	1,594	342,487
The J.M. Smucker Co.	1,072	155,386
The Kraft Heinz Co.	15,328	507,204
The Kroger Co.	7,745	359,291
Tyson Foods, Inc. - Class A	2,526	134,560
		4,377,684
Forest Products & Paper – 0.0%(3)
International Paper Co.	4,111	143,556

Gas – 0.1%
Atmos Energy Corp.(1)	2,264	262,511

Hand & Machine Tools – 0.0%(3)
Snap-on, Inc.	446	119,796
Stanley Black & Decker, Inc.(1)	1,419	133,925
		253,721
Healthcare – Products – 2.8%
Abbott Laboratories	15,722	1,617,794
Align Technology, Inc.(2)	720	266,501
Baxter International, Inc.(1)	3,866	156,960
Boston Scientific Corp.(2)	21,678	1,169,311
Danaher Corp.	7,517	1,992,005
Edwards Lifesciences Corp.(2)	5,518	421,961
Exact Sciences Corp.(1)(2)	2,277	190,517
GE HealthCare Technologies, Inc.	4,275	301,174
Hologic, Inc.(2)	1,651	123,396
IDEXX Laboratories, Inc.(1)(2)	788	402,991
Insulet Corp.(2)	2,235	428,472
Intuitive Surgical, Inc.(2)	3,476	1,086,876
Medtronic PLC	11,158	909,377
QIAGEN NV(2)	1,901	86,476
ResMed, Inc.	1,602	255,663

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Select 500 ETF

7

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Healthcare – Products – 2.8% (Continued)
Revvity, Inc.	888	$103,923
STERIS PLC	2,881	661,449
Stryker Corp.	4,393	1,245,635
Teleflex, Inc.	416	88,500
The Cooper Companies, Inc.	500	184,995
Thermo Fisher Scientific, Inc.	4,455	2,481,880
Waters Corp.(2)	568	159,494
West Pharmaceutical Services, Inc.	625	254,312
Zimmer Biomet Holdings, Inc.	2,832	337,348
		14,927,010
Healthcare – Services – 1.6%
Centene Corp.(2)	7,853	484,137
Elevance Health, Inc.	2,561	1,131,988
Fortrea Holdings, Inc.(2)	694	19,120
HCA Healthcare, Inc.	2,299	637,513
Humana, Inc.	1,198	553,033
IQVIA Holdings, Inc.(2)	2,145	477,541
Laboratory Corp of America Holdings	694	144,421
Molina Healthcare, Inc.(2)	668	207,160
Quest Diagnostics, Inc.	847	111,381
UnitedHealth Group, Inc.	10,168	4,845,865
		8,612,159

Home Builders – 0.2%
D.R. Horton, Inc.	3,411	405,977
Lennar Corp. - Class A	2,893	344,527
NVR, Inc.(2)	36	229,584
PulteGroup, Inc.	2,376	194,975
		1,175,063
Household Products & Wares – 0.2%
Avery Dennison Corp.	816	153,718
Church & Dwight Co., Inc.	2,136	206,700
Kimberly-Clark Corp.	3,019	388,938
The Clorox Co.	1,191	186,332
		935,688
Insurance – 2.7%
Aflac, Inc.(1)	4,460	332,582
American International Group, Inc.	6,984	408,704
Aon PLC	2,416	805,470
Arch Capital Group Ltd.(2)	3,467	266,474
Arthur J Gallagher & Co.	2,254	519,502
Berkshire Hathaway, Inc. - Class A(2)	14,806	5,333,121
Brown & Brown, Inc.	3,080	228,228
Chubb Ltd.	3,925	788,415
Cincinnati Financial Corp.	1,291	136,575

	Shares	Value
Insurance – 2.7% (Continued)
CNA Financial Corp.	2,439	$95,926
Everest Group Ltd.	415	149,682
Globe Life, Inc.	892	99,521
Markel Group, Inc.(2)	171	252,895
Marsh & McLennan Companies, Inc.	4,558	888,764
MetLife, Inc.	7,967	504,630
Principal Financial Group, Inc.	4,361	338,893
Prudential Financial, Inc.	4,119	389,946
The Allstate Corp.	2,805	302,407
The Hartford Financial Services Group, Inc.	2,818	202,389
The Progressive Corp.	10,373	1,384,484
The Travelers Companies, Inc.	2,208	355,996
W.R. Berkley Corp.	3,533	218,551
Willis Towers Watson PLC	933	192,907
		14,196,062
Internet – 13.2%
Airbnb, Inc. - Class A(1)(2)	15,044	1,979,038
Alphabet, Inc. - Class A(2)	56,772	7,797,634
Alphabet, Inc. - Class A(2)	56,584	7,705,043
Amazon.com, Inc.(2)	252,395	34,833,034
Booking Holdings, Inc.(2)	984	3,055,350
CDW Corp.	1,507	318,203
DoorDash, Inc. - Class A(1)(2)	3,754	315,824
eBay, Inc.	3,508	157,088
Etsy, Inc.(1)(2)	1,029	75,704
Expedia Group, Inc. - Class A(2)	6,820	739,220
Gen Digital, Inc.	7,810	158,152
GoDaddy, Inc. - Class A(2)	1,684	122,107
Match Group, Inc.(2)	3,345	156,780
Meta Platforms, Inc. - Class A(2)	16,631	4,920,947
Netflix, Inc.(2)	4,278	1,855,283
Okta, Inc. - Class A(2)	3,329	278,005
Palo Alto Networks, Inc.(1)(2)	13,005	3,164,116
Pinterest, Inc. - Class A(2)	6,951	191,083
Snap, Inc. - Class A(2)	13,439	139,094
Spotify Technology SA(2)	1,141	175,680
Uber Technologies, Inc.(2)	29,619	1,398,905
VeriSign, Inc.(2)	976	202,803
		69,739,093
Iron & Steel – 0.2%
Nucor Corp.	2,512	432,315
Reliance Steel & Aluminum Co.	709	202,037
Steel Dynamics, Inc.	2,042	217,657
		852,009

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Select 500 ETF

8

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Leisure Time – 0.2%
Carnival Corp.(1)(2)	33,873	$535,871
Royal Caribbean Cruises Ltd.(2)	7,570	748,976
		1,284,847
Lodging – 0.6%
Hilton Worldwide Holdings, Inc.	6,781	1,007,996
Las Vegas Sands Corp.(1)	9,476	519,853
Marriott International, Inc.	6,506	1,324,036
MGM Resorts International(1)	5,460	240,131
		3,092,016
Machinery – Construction & Mining – 0.3%
Caterpillar, Inc.	6,109	1,717,423

Machinery – Diversified – 0.7%
Deere & Co.	4,341	1,783,891
Dover Corp.	1,411	209,251
IDEX Corp.	916	207,383
Ingersoll Rand, Inc.	5,050	351,531
Otis Worldwide Corp.	3,388	289,843
Rockwell Automation, Inc.(1)	1,140	355,771
Westinghouse Air Brake Technologies Corp.	2,016	226,840
Xylem, Inc.	1,826	189,064
		3,613,574
Media – 1.1%
Charter Communications, Inc. - Class A(1)(2)	1,402	614,244
Comcast Corp. - Class A	41,320	1,932,123
FactSet Research Systems, Inc.	474	206,859
Liberty Broadband Corp. - Class A(2)	1,143	106,939
Sirius XM Holdings, Inc.(1)	37,648	165,651
The Walt Disney Co.	24,783	2,073,842
ViacomCBS, Inc. - Class A(1)	4,926	74,333
Warner Bros Discovery, Inc.(1)(2)	46,688	613,480
		5,787,471
Mining – 0.3%
Freeport-McMoRan, Inc.	14,396	574,544
Newmont Corp.	11,139	439,100
Southern Copper Corp.(1)	6,506	524,774
		1,538,418
Miscellaneous Manufacturers – 1.1%
3M Co.	4,692	500,496
Axon Enterprise, Inc.(2)	1,927	410,278
Eaton Corp PLC	3,849	886,694
General Electric Co.	18,187	2,081,684
Illinois Tool Works, Inc.	3,102	767,280

	Shares	Value
Miscellaneous Manufacturers – 1.1% (Continued)
Parker-Hannifin Corp.	1,497	$624,099
Teledyne Technologies, Inc.(2)	675	282,352
Textron, Inc.	2,045	158,917
		5,711,800
Office & Business Equipment – 0.0%(3)
Zebra Technologies Corp.(2)	507	139,430

Oil & Gas – 7.1%
Chevron Corp.	45,464	7,324,250
ConocoPhillips	34,953	4,160,456
Coterra Energy, Inc.(1)	26,246	739,875
Devon Energy Corp.	14,624	747,140
Diamondback Energy, Inc.(1)	3,916	594,371
EOG Resources, Inc.	12,613	1,622,284
Exxon Mobil Corp.	89,679	9,971,408
Hess Corp.	9,086	1,403,787
Marathon Oil Corp.	15,483	407,977
Marathon Petroleum Corp.	19,451	2,777,019
Occidental Petroleum Corp.	25,103	1,576,217
Phillips 66	19,531	2,229,659
Pioneer Natural Resources Co.	5,958	1,417,587
Valero Energy Corp.	17,212	2,235,839
		37,207,869
Oil & Gas Services – 0.5%
Baker Hughes Co.	13,065	472,822
Halliburton Co.	17,562	678,245
Schlumberger NV	25,718	1,516,333
		2,667,400
Packaging & Containers – 0.1%
Ball Corp.(1)	3,181	173,205
Packaging Corp of America(1)	958	142,838
		316,043
Pharmaceuticals – 4.6%
AbbVie, Inc.	19,392	2,849,848
Becton Dickinson & Co.	2,731	763,178
Bristol-Myers Squibb Co.	24,128	1,487,491
Cardinal Health, Inc.	1,938	169,246
Cencora, Inc.(1)	2,118	372,726
CVS Health Corp.	15,713	1,024,016
Dexcom, Inc.(2)	6,552	661,621
Eli Lilly & Co.	7,698	4,266,232
Johnson & Johnson	24,439	3,951,298
McKesson Corp.	1,729	712,901

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Select 500 ETF

9

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Pharmaceuticals – 4.6% (Continued)
Merck & Co., Inc.	31,078	$3,386,880
Pfizer, Inc.	74,646	2,640,975
The Cigna Group	2,997	827,951
Viatris, Inc.	19,489	209,507
Zoetis, Inc.	4,318	822,622
		24,146,492
Pipelines – 0.7%
Cheniere Energy, Inc.	8,784	1,433,549
Kinder Morgan, Inc.	26,796	461,427
ONEOK, Inc.	7,388	481,697
Targa Resources Corp.	8,076	696,555
The Williams Companies, Inc.	13,094	452,136
		3,525,364
Private Equity – 0.3%
Ares Management Corp.	2,067	213,810
Blackstone, Inc.	7,842	834,154
KKR & Co., Inc.(1)	10,745	674,893
		1,722,857
Real Estate – 0.0%(3)
CBRE Group, Inc.(2)	2,933	249,452

Real Estate Investment Trusts (REITs) – 2.1%
Alexandria Real Estate Equities, Inc.(1)	2,191	254,901
American Tower Corp.	5,213	945,221
AvalonBay Communities, Inc.	1,383	254,223
Crown Castle, Inc.	5,560	558,780
Digital Realty Trust, Inc.	2,444	321,924
Equinix, Inc.	1,020	797,008
Equity Residential	3,419	221,654
Essex Property Trust, Inc.	616	146,848
Extra Space Storage, Inc.	1,744	224,418
Healthpeak Properties, Inc.	4,972	102,324
Host Hotels & Resorts, Inc.	31,446	496,532
Invitation Homes, Inc.	7,851	267,641
Iron Mountain, Inc.(1)	3,084	195,957
Mid-America Apartment Communities, Inc.	1,255	182,264
Prologis, Inc.	11,914	1,479,719
Public Storage	2,692	744,015
Realty Income Corp.(1)	16,842	943,826
SBA Communications Corp.	1,593	357,676
Simon Property Group, Inc.	3,119	353,975
Sun Communities, Inc.	1,745	213,623
UDR, Inc.	4,155	165,784
Ventas, Inc.	2,610	114,005
VICI Properties, Inc.	27,416	845,509

	Shares	Value
Real Estate Investment Trusts (REITs) – 2.1% (Continued)
W.P. Carey, Inc.(1)	2,338	$152,087
Welltower, Inc.	6,937	574,939
Weyerhaeuser Co.	6,226	203,901
		11,118,754
Retail – 3.8%
AutoZone, Inc.(2)	180	455,639
Best Buy Co., Inc.	1,571	120,103
Burlington Stores, Inc.(2)	525	85,187
CarMax, Inc.(1)(2)	1,255	102,508
Chipotle Mexican Grill, Inc.(2)	292	562,579
Costco Wholesale Corp.	4,968	2,728,823
Darden Restaurants, Inc.	1,359	211,338
Dollar General Corp.	2,191	303,454
Dollar Tree, Inc.(2)	2,131	260,749
Domino’s Pizza, Inc.	314	121,644
Genuine Parts Co.	1,638	251,810
Lowe’s Companies, Inc.	5,286	1,218,317
McDonald’s Corp.	6,315	1,775,462
O’Reilly Automotive, Inc.(2)	572	537,508
Ross Stores, Inc.	2,931	357,025
Starbucks Corp.	11,489	1,119,488
Target Corp.	4,209	532,649
The Home Depot, Inc.	9,461	3,124,968
The TJX Companies, Inc.	10,901	1,008,125
Tractor Supply Co.(1)	1,167	254,990
Ulta Beauty, Inc.(2)	612	253,998
Walgreens Boots Alliance, Inc.	8,539	216,122
Walmart, Inc.	26,481	4,306,076
Yum! Brands, Inc.	2,530	327,331
		20,235,893
Semiconductors – 7.0%
Advanced Micro Devices, Inc.(2)	39,264	4,150,990
Analog Devices, Inc.	12,893	2,343,690
Applied Materials, Inc.	7,816	1,193,972
Broadcom, Inc.	6,334	5,845,585
GLOBALFOUNDRIES, Inc.(1)(2)	19,926	1,100,912
Intel Corp.	25,795	906,436
KLA Corp.	1,748	877,269
Lam Research Corp.	1,347	946,133
Marvell Technology, Inc.	34,686	2,020,460
Microchip Technology, Inc.	10,131	829,121
Micron Technology, Inc.	7,854	549,309
Monolithic Power Systems, Inc.	1,011	526,943
NVIDIA Corp.	22,689	11,198,156
ON Semiconductor Corp.(2)	6,433	633,393
Qorvo, Inc.(2)	707	75,925
QUALCOMM, Inc.	13,946	1,597,235

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Select 500 ETF

10

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Semiconductors – 7.0% (Continued)
Skyworks Solutions, Inc.	1,552	$168,764
Teradyne, Inc.(1)	1,145	123,511
Texas Instruments, Inc.	9,699	1,630,014
		36,717,818
Software – 11.6%
Activision Blizzard, Inc.	6,948	639,146
Adobe, Inc.(2)	5,466	3,057,352
Akamai Technologies, Inc.(2)	1,601	168,249
ANSYS, Inc.(2)	986	314,406
Aspen Technology, Inc.(1)(2)	1,160	225,040
Atlassian Corp. - Class A(2)	3,477	709,517
Autodesk, Inc.(2)	3,078	683,131
Broadridge Financial Solutions, Inc.	1,150	214,141
Cadence Design Systems, Inc.(2)	3,811	916,317
Cloudflare, Inc. - Class A(1)(2)	9,291	604,194
Datadog, Inc. - Class A(2)	12,149	1,172,135
DocuSign, Inc.(2)	5,651	284,245
Electronic Arts, Inc.	3,660	439,127
Fair Isaac Corp.(2)	223	201,724
Fidelity National Information Services, Inc.	4,066	227,127
Fiserv, Inc.(2)	8,605	1,044,561
HubSpot, Inc.(2)	1,005	549,253
Intuit, Inc.	4,062	2,200,832
Jack Henry & Associates, Inc.	687	107,708
Microsoft Corp.	71,325	23,377,482
MongoDB, Inc.(1)(2)	1,463	557,842
MSCI, Inc.	991	538,727
Oracle Corp.	30,241	3,640,714
Palantir Technologies, Inc. - Class A(1)(2)	42,265	633,130
Paychex, Inc.	3,929	480,242
Paycom Software, Inc.	1,057	311,646
PTC, Inc.(1)(2)	1,139	167,627
ROBLOX Corp. - Class A(2)	5,973	168,976
Roper Technologies, Inc.	848	423,203
Salesforce, Inc.(2)	32,251	7,142,306
ServiceNow, Inc.(2)	5,738	3,378,707
Snowflake, Inc.(2)	8,117	1,273,151
Splunk, Inc.(2)	4,663	565,435
SS&C Technologies Holdings, Inc.	2,707	155,436
Synopsys, Inc.(2)	1,941	890,705
Take-Two Interactive Software, Inc.(2)	3,184	452,765
Twilio, Inc.(2)	3,494	222,603
Tyler Technologies, Inc.(2)	448	178,497
Unity Software, Inc.(2)	5,865	217,416
Veeva Systems, Inc. - Class A(2)	1,839	383,799

	Shares	Value
Software – 11.6% (Continued)
VMware, Inc.	4,834	$815,882
Workday, Inc. - Class A(2)	2,752	672,864
Zoom Video Communications, Inc. - Class A(2)	7,858	558,154
		60,965,514
Telecommunications – 1.8%
Arista Networks, Inc.(2)	7,500	1,464,225
AT&T, Inc.	65,780	972,886
Cisco Systems, Inc.	41,120	2,358,232
Corning, Inc.	7,817	256,554
Motorola Solutions, Inc.	1,836	520,635
T-Mobile US, Inc.(2)	16,316	2,223,055
Ubiquiti, Inc.(1)	539	94,341
Verizon Communications, Inc.	38,255	1,338,160
		9,228,088
Transportation – 1.1%
C.H. Robinson Worldwide, Inc.(1)	977	88,350
CSX Corp.	23,024	695,325
Expeditors International of Washington, Inc.(1)	1,322	154,291
FedEx Corp.	2,338	610,265
J.B. Hunt Transport Services, Inc.	1,345	252,699
Norfolk Southern Corp.	2,510	514,575
Old Dominion Freight Line, Inc.	1,448	618,832
Union Pacific Corp.	6,820	1,504,287
United Parcel Service, Inc. - Class B	7,076	1,198,674
		5,637,298
Water – 0.0%(3)
American Water Works Co., Inc.	1,592	220,874
Total Common Stocks
(Cost $467,417,560)		524,811,940
Contingent Value Rights – 0.0%(3)
Abiomed, Inc.(2)(4)	455	0
Total Contingent Value Rights
(Cost $0)
Short-Term Investments – 0.3%
Money Market Funds – 0.3%
First American Government Obligations Fund, Class X, 5.248%(5)	1,332,847	1,332,847
Total Short-Term Investments
(Cost $1,332,847)		1,332,847

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Select 500 ETF

11

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Investments Purchased with Collateral from Securities Lending – 4.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.540%(5)	25,783,040	$25,783,040
Total Investments Purchased with Collateral from Securities Lending
(Cost $25,783,040)		25,783,040
Total Investments in Securities – 104.7%
(Cost $494,497,078)		551,927,827
Liabilities in Excess of Other Assets - (4.7)%		(24,972,168)
Total Net Assets – 100.0%		$526,955,659

(1)This security or a portion of this security was out on loan as of August 31, 2023. Total loaned securities had a value of $25,141,582 or 4.8% of net assets as of August 31, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)This security was fair valued.

(5)The rate shown is the annualized seven-day effective yield as of August 31, 2023.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Next 500 ETF

12

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks – 99.7%

Advertising – 0.2%
The Interpublic Group of Companies, Inc.(1)	4,852	$158,224

Aerospace & Defense – 0.7%
Curtiss-Wright Corp.	443	92,140
HEICO Corp.(1)	740	124,845
Hexcel Corp.	2,683	196,664
		413,649

Agriculture – 0.3%
Darling Ingredients, Inc.(2)	2,705	167,061

Airlines – 1.2%
Alaska Air Group, Inc.(2)	5,807	243,720
American Airlines Group, Inc.(2)	34,094	502,204
		745,924

Apparel – 1.4%
Capri Holdings Ltd.(2)	1,760	92,382
Columbia Sportswear Co.(1)	793	58,159
Crocs, Inc.(2)	1,373	133,648
Deckers Outdoor Corp.(2)	351	185,711
PVH Corp.(1)	800	66,880
Ralph Lauren Corp. - Class A(1)	502	58,548
Skechers U.S.A., Inc. - Class A(2)	1,528	76,874
Tapestry, Inc.(1)	2,889	96,261
VF Corp.(1)	4,580	90,501
		858,964

Auto Manufacturers – 1.6%
Lucid Group, Inc.(1)(2)	57,188	359,140
Rivian Automotive, Inc. - Class A(1)(2)	27,360	621,893
		981,033

Auto Parts & Equipment – 0.7%
BorgWarner, Inc.(1)	3,251	132,478
Fox Factory Holding Corp.(2)	608	67,373
Gentex Corp.	2,742	89,554
Lear Corp.(1)	871	125,502
Phinia, Inc.(2)	646	17,959
		432,866

Banks – 4.5%
Bank OZK(1)	1,659	66,642
BOK Financial Corp.	812	67,485
Cadence Bank(1)	5,353	122,477
Columbia Banking System, Inc.	4,218	86,385
Comerica, Inc.(1)	2,344	112,770
Commerce Bancshares, Inc.(1)	1,449	71,131

	Shares	Value
Banks – 4.5% (Continued)
Cullen/Frost Bankers, Inc.(1)	1,162	$109,844
East West Bancorp, Inc.	3,012	166,684
First Citizens BancShares, Inc. - Class A(1)	495	673,398
First Financial Bankshares, Inc.(1)	1,785	51,265
First Horizon National Corp.	8,018	100,626
Glacier Bancorp, Inc.(1)	1,809	54,650
Home BancShares, Inc.(1)	3,598	79,804
Pinnacle Financial Partners, Inc.(1)	1,233	82,068
Prosperity Bancshares, Inc.(1)	1,053	59,821
SouthState Corp.(1)	1,135	82,060
Synovus Financial Corp.(1)	2,085	64,552
United Bankshares, Inc.	2,180	65,574
Valley National Bancorp(1)	11,234	103,128
Webster Financial Corp.(1)	7,018	297,633
Western Alliance Bancorp(1)	2,660	133,027
Wintrust Financial Corp.(1)	972	75,437
Zions Bancorp N.A.(1)	2,515	89,283
		2,815,744

Beverages – 1.0%
Celsius Holdings, Inc.(2)	1,571	307,979
Molson Coors Brewing Co. - Class B(1)	3,784	240,246
National Beverage Corp.	999	51,259
		599,484

Biotechnology – 1.4%
Apellis Pharmaceuticals, Inc.(2)	1,376	58,081
Arrowhead Pharmaceuticals, Inc.(2)	1,975	54,589
Exelixis, Inc.(2)	3,890	87,097
Halozyme Therapeutics, Inc.(2)	2,627	111,805
Intra-Cellular Therapies, Inc.(2)	2,979	165,394
Ionis Pharmaceuticals, Inc.(2)	964	38,820
Karuna Therapeutics, Inc.(2)	272	51,071
Sarepta Therapeutics, Inc.(2)	1,276	154,409
United Therapeutics Corp.(2)	667	149,648
		870,914

Building Materials – 2.3%
AAON, Inc.	1,971	124,291
Armstrong World Industries, Inc.	593	45,418
Builders FirstSource, Inc.(1)(2)	1,475	213,934
Eagle Materials, Inc.	446	84,437
Fortune Brands Innovations, Inc.	1,075	74,196
Knife River Corp.(1)(2)	708	36,434
Lennox International, Inc.(1)	395	148,840
Louisiana-Pacific Corp.	592	36,988
MDU Resources Group, Inc.	2,878	58,596
Mohawk Industries, Inc.(2)	2,185	221,537
Owens Corning	1,060	152,545

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited)

SoFi Next 500 ETF

13

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Building Materials – 2.3% (Continued)
Simpson Manufacturing Co., Inc.	583	$93,140
Trex Co., Inc.(2)	1,065	76,009
UFP Industries, Inc.	718	74,923
		1,441,288

Chemicals – 1.0%
Ashland, Inc.(1)	812	70,344
Axalta Coating Systems Ltd.(2)	2,917	82,551
Element Solutions, Inc.	3,054	62,973
Huntsman Corp.	1,934	53,901
Olin Corp.(1)	1,482	85,986
RPM International, Inc.	1,654	164,970
The Chemours Co.	1,707	58,072
Valvoline, Inc.	1,476	50,833
		629,630

Commercial Services – 4.7%
ADT, Inc.(1)	24,554	157,637
Alight, Inc. - Class A(2)	5,945	45,420
API Group Corp.(2)	7,911	222,695
ASGN, Inc.(2)	714	58,662
Avis Budget Group, Inc.(2)	665	141,904
Bright Horizons Family Solutions, Inc.(1)(2)	826	77,991
Driven Brands Holdings, Inc.(2)	6,333	95,312
Dun & Bradstreet Holdings, Inc.	20,204	220,224
Euronet Worldwide, Inc.(2)	982	85,787
FTI Consulting, Inc.(2)	446	82,876
H&R Block, Inc.(1)	1,733	69,285
Hertz Global Holdings, Inc.(1)(2)	7,745	131,278
Insperity, Inc.	550	55,731
ManpowerGroup, Inc.	577	45,508
Morningstar, Inc.	551	128,201
Paylocity Holding Corp.(2)	1,241	248,820
R1 RCM, Inc.(1)(2)	5,850	100,854
Robert Half, Inc.	1,399	103,470
Service Corp. International(1)	1,672	105,520
Toast, Inc. - Class A(2)	7,647	169,534
TriNet Group, Inc.(1)(2)	592	65,671
WEX, Inc.(2)	2,084	408,839
WillScot Mobile Mini Holdings Corp.(2)	2,951	121,050
		2,942,269

Computers – 3.0%
Amdocs Ltd.	1,505	134,246
CACI International, Inc.(2)	266	87,251
DXC Technology Co.(2)	3,357	69,624
ExlService Holdings, Inc.(2)	2,366	69,158
Insight Enterprises, Inc.(2)	437	69,959
KBR, Inc.	4,459	274,318

	Shares	Value
Computers – 3.0% (Continued)
Maximus, Inc.(1)	661	$53,422
Parsons Corp.(2)	1,549	88,324
Pure Storage, Inc.(2)	10,530	385,293
Qualys, Inc.(2)	635	98,838
Science Applications International Corp.	641	75,420
Super Micro Computer, Inc.(1)(2)	1,362	374,659
Tenable Holdings, Inc.(2)	2,253	102,218
		1,882,730

Cosmetics & Personal Care – 0.6%
Coty, Inc.(1)(2)	11,234	129,865
elf Beauty, Inc.(2)	1,121	155,494
Inter Parfums, Inc.	471	65,813
		351,172

Distribution & Wholesale – 1.0%
Core & Main, Inc. - Class A(2)	3,108	102,067
Pool Corp.(1)	471	172,197
SiteOne Landscape Supply, Inc.(2)	478	81,829
Watsco, Inc.(1)	409	149,101
WESCO International, Inc.	741	119,931
		625,125

Diversified Financial Services – 2.8%
Affiliated Managers Group, Inc.	428	57,356
Air Lease Corp.	2,931	119,467
Ally Financial, Inc.	3,672	101,678
Blue Owl Capital, Inc. - Class A	25,100	299,945
Credit Acceptance Corp.(1)(2)	140	70,248
Evercore, Inc. - Class A(1)	400	56,020
Houlihan Lokey, Inc. - Class A	478	50,352
Interactive Brokers Group, Inc. - Class A(1)	2,194	199,829
Invesco Ltd.	4,361	69,427
Jefferies Financial Group, Inc.	2,086	74,449
Lazard Ltd.	1,259	43,738
OneMain Holdings, Inc.(1)	1,415	58,737
Radian Group, Inc.(1)	1,527	41,351
SEI Investments Co.	1,493	92,656
SLM Corp.	2,607	37,124
Stifel Financial Corp.	1,201	78,089
The Western Union Co.	3,394	41,916
Tradeweb Markets, Inc. - Class A	1,632	141,054
Voya Financial, Inc.	1,684	117,341
		1,750,777

Electric – 1.3%
Black Hills Corp.	980	53,900
Hawaiian Electric Industries, Inc.	1,649	23,119
IDACORP, Inc.	609	58,366

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Next 500 ETF

14

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Electric – 1.3% (Continued)
NRG Energy, Inc.	2,811	$105,553
OGE Energy Corp.	1,979	67,385
Ormat Technologies, Inc.(1)	801	60,828
Pinnacle West Capital Corp.	1,362	105,242
PNM Resources, Inc.	1,236	54,767
Portland General Electric Co.(1)	1,056	46,316
Vistra Corp.	8,059	253,214
		828,690

Electrical Components & Equipment – 0.5%
Acuity Brands, Inc.(1)	390	62,899
Generac Holdings, Inc.(1)(2)	689	81,860
Littelfuse, Inc.	316	84,397
Universal Display Corp.	621	100,950
		330,106

Electronics – 2.9%
Allegion PLC	1,045	118,931
Arrow Electronics, Inc.(2)	655	87,397
Atkore, Inc.(2)	534	82,220
Coherent Corp.(2)	5,803	218,367
Hubbell, Inc.	622	202,803
Jabil, Inc.	1,842	210,762
National Instruments Corp.	1,868	111,333
nVent Electric PLC	2,388	135,017
Sensata Technologies Holding PLC	2,182	82,087
SYNNEX Corp.	2,988	304,029
Trimble, Inc.(1)(2)	2,809	153,905
Woodward, Inc.	600	77,622
		1,784,473

Energy – Alternate Sources – 0.4%
NextEra Energy Partners LP	1,973	98,413
Plug Power, Inc.(1)(2)	9,250	78,255
Sunrun, Inc.(1)(2)	5,244	81,964
		258,632

Engineering & Construction – 1.4%
AECOM	1,620	142,155
Comfort Systems USA, Inc.	550	101,514
EMCOR Group, Inc.	545	122,216
Exponent, Inc.	650	58,409
MasTec, Inc.(2)	3,102	308,618
TopBuild Corp.(2)	568	164,765
		897,677

Entertainment – 1.9%
Caesars Entertainment, Inc.(2)	3,604	199,157
Churchill Downs, Inc.	890	111,499
DraftKings, Inc. - Class A(2)	10,280	304,802

	Shares	Value
Entertainment – 1.9% (Continued)
International Game Technology PLC	4,270	$136,725
Light & Wonder, Inc.(2)	943	72,300
Marriott Vacations Worldwide Corp.(1)	1,344	146,079
Penn Entertainment, Inc.(2)	1,649	39,065
SeaWorld Entertainment, Inc.(2)	812	39,545
Vail Resorts, Inc.	665	150,503
		1,199,675

Environmental Control – 0.9%
Casella Waste Systems, Inc. - Class A(2)	708	55,769
Clean Harbors, Inc.(2)	1,032	174,759
Pentair PLC	1,776	124,782
Stericycle, Inc.(2)	2,162	95,582
Tetra Tech, Inc.	629	98,973
		549,865

Food – 2.1%
Albertsons Cos, Inc.	6,877	154,045
Flowers Foods, Inc.(1)	2,531	59,630
Ingredion, Inc.	1,390	143,045
Lancaster Colony Corp.	338	55,834
Performance Food Group Co.(1)(2)	6,195	384,895
Pilgrim’s Pride Corp.(2)	8,542	214,917
Post Holdings, Inc.(1)(2)	1,713	153,673
US Foods Holding Corp.(1)(2)	3,871	156,505
		1,322,544

Food Service – 0.6%
Aramark	9,699	360,609

Gas – 0.9%
National Fuel Gas Co.	1,869	100,440
New Jersey Resources Corp.	1,592	67,135
NiSource, Inc.(1)	5,650	151,194
ONE Gas, Inc.(1)	954	69,136
Southwest Gas Holdings, Inc.	1,060	65,646
UGI Corp.	3,989	100,443
		553,994

Hand & Machine Tools – 1.0%
Lincoln Electric Holdings, Inc.	768	147,810
MSA Safety, Inc.(1)	1,243	227,071
Regal Rexnord Corp.(1)	1,385	224,633
		599,514

Healthcare – Products – 4.3%
10X Genomics, Inc. - Class A(2)	888	46,043
Avantor, Inc.(2)	8,126	175,928
Bio-Techne Corp.	1,964	153,977
Bruker Corp.	1,771	116,178
DENTSPLY SIRONA, Inc.	1,763	65,390

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Next 500 ETF

15

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Healthcare – Products – 4.3% (Continued)
Envista Holdings Corp.(2)	1,884	$60,326
Globus Medical, Inc. - Class A(1)(2)	967	52,315
Haemonetics Corp.(1)(2)	1,282	115,034
ICU Medical, Inc.(1)(2)	532	77,156
Inspire Medical Systems, Inc.(2)	640	145,203
Integra LifeSciences Holdings Corp.(2)	1,082	46,028
Lantheus Holdings, Inc.(1)(2)	4,686	320,710
Masimo Corp.(1)(2)	1,151	131,536
Merit Medical Systems, Inc.(2)	784	51,179
Natera, Inc.(2)	1,666	97,844
Penumbra, Inc.(2)	1,244	329,038
QuidelOrtho Corp.(1)(2)	1,553	127,905
Repligen Corp.(1)(2)	786	136,693
Shockwave Medical, Inc.(2)	1,884	415,215
		2,663,698

Healthcare – Services – 2.3%
Acadia Healthcare Co., Inc.(1)(2)	1,301	100,307
agilon health, Inc.(1)(2)	10,332	183,083
Catalent, Inc.(2)	1,824	91,145
Charles River Laboratories International, Inc.(2)	680	140,638
Chemed Corp.(1)	164	83,876
DaVita, Inc.(1)(2)	873	89,413
Encompass Health Corp.	921	65,428
HealthEquity, Inc.(1)(2)	1,610	108,755
Medpace Holdings, Inc.(2)	436	117,838
Sotera Health Co.(2)	2,937	47,403
Surgery Partners, Inc.(2)	2,085	75,602
Syneos Health, Inc.(2)	1,217	52,002
Teladoc Health, Inc.(1)(2)	1,640	37,130
Tenet Healthcare Corp.(2)	1,032	80,042
The Ensign Group, Inc.	757	75,866
Universal Health Services, Inc. - Class D(1)	661	89,037
		1,437,565

Home Builders – 0.4%
Meritage Homes Corp.	471	65,488
Thor Industries, Inc.(1)	496	51,991
Toll Brothers, Inc.(1)	1,348	110,441
		227,920

Home Furnishings – 0.4%
Dolby Laboratories, Inc. - Class A	660	55,750
Leggett & Platt, Inc.	1,373	38,719
Tempur Sealy International, Inc.(1)	1,875	87,600
Whirlpool Corp.(1)	502	70,260
		252,329

	Shares	Value
Household Products & Wares – 0.1%
Reynolds Consumer Products, Inc.	2,289	$62,467

Housewares – 0.1%
Newell Brands, Inc.(1)	5,471	57,883
The Scotts Miracle-Gro Co.	549	31,106
		88,989

Insurance – 3.3%
American Financial Group, Inc.	1,046	121,252
Assurant, Inc.	562	78,304
Axis Capital Holdings Ltd.	1,130	61,992
Corebridge Financial, Inc.	8,542	152,304
Equitable Holdings, Inc.	11,837	340,906
Erie Indemnity Co. - Class A(1)	564	157,204
Essent Group Ltd.	1,143	57,401
Fidelity National Financial, Inc.	2,436	100,850
First American Financial Corp.	966	59,583
Kinsale Capital Group, Inc.(1)	335	133,541
Lincoln National Corp.	1,661	42,621
MGIC Investment Corp.	3,102	54,533
Old Republic International Corp.	2,717	74,310
Primerica, Inc.	423	85,006
Reinsurance Group of America, Inc.	780	108,124
RLI Corp.(1)	491	64,576
Ryan Specialty Holdings, Inc. - Class A(2)	2,908	141,765
Selective Insurance Group, Inc.(1)	686	68,058
The Hanover Insurance Group, Inc.	459	48,985
Unum Group	2,190	107,726
		2,059,041

Internet – 0.9%
Chewy, Inc. - Class A(2)	1,712	41,054
F5, Inc.(2)	802	131,255
IAC, Inc. - Class A(2)	876	48,469
Robinhood Markets, Inc. - Class A(2)	9,551	104,010
Roku, Inc. - Class A(1)(2)	1,119	90,863
Ziff Davis, Inc.(1)(2)	776	51,721
Zillow Group, Inc. - Class A(1)(2)	1,745	91,019
		558,391

Iron & Steel – 0.8%
ATI, Inc.(1)(2)	4,472	202,716
Cleveland-Cliffs, Inc.(1)(2)	6,265	95,792
Commercial Metals Co.	1,974	111,116
United States Steel Corp.(1)	2,620	81,456
		491,080

Leisure Time – 1.0%
Brunswick Corp.(1)	927	73,344
Harley-Davidson, Inc.	1,801	60,784

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Next 500 ETF

16

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Leisure Time – 1.0% (Continued)
Norwegian Cruise Line Holdings Ltd.(1)(2)	13,928	$230,787
Planet Fitness, Inc. - Class A(2)	2,147	130,538
Polaris, Inc.(1)	669	74,988
YETI Holdings, Inc.(1)(2)	1,016	50,749
		621,190

Lodging – 1.2%
Boyd Gaming Corp.	1,152	77,035
Choice Hotels International, Inc.(1)	739	93,779
Hilton Grand Vacations, Inc.(2)	2,985	130,504
Hyatt Hotels Corp. - Class A	1,636	183,903
Wyndham Hotels & Resorts, Inc.	954	71,922
Wynn Resorts Ltd.	1,648	167,074
		724,217

Machinery – Construction & Mining – 0.7%
BWX Technologies, Inc.(1)	992	73,170
Oshkosh Corp.	804	83,479
Vertiv Holdings Co.	7,386	290,935
		447,584

Machinery – Diversified – 2.2%
AGCO Corp.	952	123,312
Applied Industrial Technologies, Inc.	545	84,132
Chart Industries, Inc.(1)(2)	1,021	184,372
Cognex Corp.	1,779	83,755
Crane Co.(1)	664	60,504
Flowserve Corp.	1,531	60,582
Gates Industrial Corp. PLC(2)	2,970	36,472
Graco, Inc.	1,739	137,277
Nordson Corp.	656	160,156
The Middleby Corp.(2)	713	103,806
The Toro Co.	1,385	141,713
Watts Water Technologies, Inc. - Class A	329	62,105
Zurn Elkay Water Solutions Corp.	3,683	109,090
		1,347,276

Media – 0.9%
Cable One, Inc.	62	40,335
Endeavor Group Holdings, Inc. - Class A(2)	4,885	106,933
Fox Corp. - Class B	3,487	115,280
News Corp. - Class A	4,121	88,560
Nexstar Media Group, Inc.(1)	467	76,027
The New York Times Co. - Class A	1,947	86,194
World Wrestling Entertainment, Inc. - Class A(1)	563	54,358
		567,687

	Shares	Value
Metal Fabricate & Hardware – 0.8%
Advanced Drainage Systems, Inc.(1)	1,337	$171,350
RBC Bearings, Inc.(2)	888	204,720
The Timken Co.	896	68,472
Valmont Industries, Inc.	316	80,106
		524,648

Mining – 0.5%
Alcoa Corp.	3,875	116,560
MP Materials Corp.(1)(2)	4,851	101,580
Royal Gold, Inc.	685	76,782
		294,922

Miscellaneous Manufacturers – 0.9%
A.O. Smith Corp. - Class A	1,496	108,460
Carlisle Companies, Inc.	1,063	279,590
Donaldson Co., Inc.	1,434	91,590
ITT, Inc.	1,002	102,484
		582,124

Oil & Gas – 9.2%
Antero Resources Corp.(1)(2)	12,368	342,223
APA Corp.	8,256	361,943
Chesapeake Energy Corp.(1)	3,328	293,563
Chord Energy Corp.(1)	2,301	371,611
Civitas Resources, Inc.(1)	4,416	363,084
Denbury, Inc.(2)	2,075	190,028
EQT Corp.(1)	11,562	499,710
Helmerich & Payne, Inc.(1)	4,176	166,998
HF Sinclair Corp.	8,729	480,881
Matador Resources Co.(1)	3,478	220,853
Murphy Oil Corp.	7,272	330,149
Noble Corp PLC(1)	4,184	220,664
Ovintiv, Inc.(1)	5,418	254,429
PBF Energy, Inc. - Class A	6,540	306,661
Range Resources Corp.(1)	5,868	190,006
Southwestern Energy Co.(2)	63,481	430,401
Texas Pacific Land Corp.	163	307,214
Transocean Ltd.(2)	9,551	78,127
Weatherford International PLC(2)	3,443	304,774
		5,713,319

Oil & Gas Services – 0.6%
ChampionX Corp.(1)	3,774	136,204
NOV, Inc.(1)	12,186	257,490
		393,694

Other Financial Investment Activities – 0.4%
SoFi Technologies, Inc.(1)(2)	26,585	230,226

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Next 500 ETF

17

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Packaging & Containers – 1.6%
AptarGroup, Inc.	721	$95,576
Berry Global Group, Inc.(1)	1,433	93,632
Crown Holdings, Inc.	2,171	201,165
Graphic Packaging Holding Co.	6,429	142,981
Sealed Air Corp.	1,792	66,411
Silgan Holdings, Inc.(1)	1,527	68,913
Sonoco Products Co.	3,602	206,935
Westrock Co.	3,146	102,906
		978,519

Pharmaceuticals – 1.9%
Alkermes PLC(2)	1,354	39,523
BellRing Brands, Inc.(2)	2,816	116,864
Elanco Animal Health, Inc.(2)	12,972	158,258
Henry Schein, Inc.(2)	1,504	115,116
Jazz Pharmaceuticals PLC(2)	2,072	297,042
Neurocrine Biosciences, Inc.(2)	2,028	220,829
Option Care Health, Inc.(2)	2,171	75,616
Organon & Co.	2,607	57,250
Perrigo Co. PLC	2,604	91,140
		1,171,638

Pipelines – 0.6%
Antero Midstream Corp.	5,469	66,284
DT Midstream, Inc.(1)	1,249	65,310
New Fortress Energy, Inc.(1)	8,415	261,202
		392,796

Private Equity – 0.2%
The Carlyle Group, Inc.	3,372	109,084

Real Estate – 0.2%
Howard Hughes Holdings, Inc.(2)	830	65,279
Jones Lang LaSalle, Inc.(2)	537	92,794
		158,073

Real Estate Investment Trusts (REITs) – 6.3%
AGNC Investment Corp.(1)	8,443	83,670
Agree Realty Corp.	1,356	83,828
American Homes 4 Rent - Class A	4,366	157,351
Americold Realty Trust, Inc.	5,982	201,294
Annaly Capital Management, Inc.(1)	15,193	307,962
Apartment Income REIT Corp.	1,792	61,036
Boston Properties, Inc.	2,031	135,610
Brixmor Property Group, Inc.	3,423	75,238
Camden Property Trust	1,550	166,811
Cousins Properties, Inc.	1,624	38,164
CubeSmart	3,377	140,855
EastGroup Properties, Inc.(1)	564	101,311

	Shares	Value
Real Estate Investment Trusts (REITs) – 6.3% (Continued)
Equity LifeStyle Properties, Inc.(1)	2,359	$157,959
Federal Realty Investment Trust	1,026	100,486
First Industrial Realty Trust, Inc.	1,547	80,351
Gaming and Leisure Properties, Inc.	3,291	155,993
Healthcare Realty Trust, Inc.	4,198	73,549
Independence Realty Trust, Inc.(1)	7,713	129,810
Kilroy Realty Corp.	1,494	55,203
Kimco Realty Corp.(1)	11,148	211,143
Kite Realty Group Trust	7,044	158,983
Lamar Advertising Co. - Class A(1)	1,151	104,994
Medical Properties Trust, Inc.(1)	6,874	49,630
National Storage Affiliates Trust(1)	1,558	52,349
NNN REIT, Inc.	2,133	84,019
Omega Healthcare Investors, Inc.	2,013	64,054
Rayonier, Inc.	1,379	41,232
Regency Centers Corp.	2,032	126,390
Rexford Industrial Realty, Inc.	3,518	188,107
Rithm Capital Corp.	4,606	47,488
Ryman Hospitality Properties, Inc.	1,849	157,221
Spirit Realty Capital, Inc.	2,022	78,069
STAG Industrial, Inc. - Class A(1)	2,056	75,106
Starwood Property Trust, Inc.(1)	5,480	111,956
Terreno Realty Corp.	1,322	80,497
		3,937,719

Retail – 3.3%
Academy Sports & Outdoors, Inc.(1)	849	46,330
Advance Auto Parts, Inc.(1)	673	46,316
Asbury Automotive Group, Inc.(1)(2)	486	111,780
AutoNation, Inc.(1)(2)	505	79,331
Bath & Body Works, Inc.	2,364	87,161
BJ’s Wholesale Club Holdings, Inc.(1)(2)	1,780	119,954
Casey’s General Stores, Inc.	566	138,336
Dick’s Sporting Goods, Inc.(1)	660	76,784
FirstCash Holdings, Inc.	1,032	92,178
Five Below, Inc.(1)(2)	668	114,869
Floor & Decor Holdings, Inc.(1)(2)	1,467	146,260
GameStop Corp.(1)(2)	4,052	75,165
Lithia Motors, Inc. - Class B(1)	367	113,043
Macy’s, Inc.(1)	3,301	40,371
MSC Industrial Direct Co., Inc. - Class A	616	62,869
Murphy USA, Inc.(1)	341	108,315
Penske Automotive Group, Inc.(1)	837	137,519
RH(1)(2)	204	74,499
Texas Roadhouse, Inc.	841	87,548
The Gap, Inc.(1)	4,184	48,451
The Wendy’s Co.(1)	2,561	50,682

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Next 500 ETF

18

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Retail – 3.3% (Continued)
Williams-Sonoma, Inc.(1)	770	$108,724
Wingstop, Inc.	375	60,240
		2,026,725

Savings & Loans – 0.3%
New York Community Bancorp, Inc.(1)	10,629	130,524
TFS Financial Corp.	3,975	54,100
		184,624

Semiconductors – 2.7%
Allegro MicroSystems, Inc.(2)	3,555	135,979
Amkor Technology, Inc.	3,333	93,191
Cirrus Logic, Inc.(1)(2)	851	69,816
Entegris, Inc.	2,529	256,112
IPG Photonics Corp.(2)	518	56,130
Lattice Semiconductor Corp.(1)(2)	2,799	272,231
MACOM Technology Solutions Holdings, Inc.(2)	1,019	86,167
MKS Instruments, Inc.	754	75,573
Power Integrations, Inc.(1)	571	47,975
Rambus, Inc.(1)(2)	4,403	248,637
Silicon Laboratories, Inc.(1)(2)	1,037	139,850
Synaptics, Inc.(2)	700	61,278
Wolfspeed, Inc.(1)(2)	3,172	151,685
		1,694,624

Shipbuilding – 0.2%
Huntington Ingalls Industries, Inc.	517	113,905

Software – 7.1%
AppLovin Corp. - Class A(1)(2)	2,876	124,301
Bentley Systems, Inc. - Class A(1)	4,033	201,287
BILL Holdings, Inc.(1)(2)	3,220	371,266
Black Knight, Inc.(2)	2,172	164,551
BlackLine, Inc.(2)	1,738	104,384
CCC Intelligent Solutions Holdings, Inc.(2)	15,720	168,204
Ceridian HCM Holding, Inc.(1)(2)	2,914	211,323
Concentrix Corp.	761	60,751
Confluent, Inc. - Class A(2)	4,272	141,361
DigitalOcean Holdings, Inc.(1)(2)	4,025	108,876
DoubleVerify Holdings, Inc.(1)(2)	3,410	115,292
Doximity, Inc. - Class A(2)	1,712	40,814
Dropbox, Inc. - Class A(2)	3,893	108,186
Duolingo, Inc. - Class A(2)	707	104,042
Dynatrace, Inc.(2)	10,269	494,966
Elastic NV(2)	1,798	111,260
Five9, Inc.(2)	1,474	106,673
Guidewire Software, Inc.(2)	1,119	96,715
Informatica, Inc. - Class A(2)	6,610	138,480

	Shares	Value
Software – 7.1% (Continued)
Manhattan Associates, Inc.(2)	781	$158,246
New Relic, Inc.(2)	1,219	103,749
Nutanix, Inc.(2)	3,756	116,812
Paycor HCM, Inc.(1)(2)	3,483	81,746
Pegasystems, Inc.(1)	801	39,778
Procore Technologies, Inc.(1)(2)	2,513	169,753
SentinelOne, Inc. - Class B(1)(2)	7,000	116,410
Smartsheet, Inc.(2)	2,699	112,629
SPS Commerce, Inc.(1)(2)	526	97,904
Teradata Corp.(2)	1,857	85,923
UiPath, Inc. - Class A(2)	10,048	158,859
Workiva, Inc. - Class A(2)	583	65,209
ZoomInfo Technologies, Inc.(1)(2)	8,004	144,232
		4,423,982

Telecommunications – 0.7%
Ciena Corp.(2)	1,934	96,661
Frontier Communications Parent, Inc.(2)	1,958	31,367
Iridium Communications, Inc.	2,653	129,865
Juniper Networks, Inc.	5,416	157,714
		415,607

Toys, Games & Hobbies – 0.3%
Hasbro, Inc.	1,446	104,112
Mattel, Inc.(2)	3,448	76,408
		180,520

Transportation – 0.8%
GXO Logistics, Inc.(1)(2)	1,618	103,504
Knight-Swift Transportation Holdings, Inc.(1)	2,084	114,245
Landstar System, Inc.	435	82,567
Saia, Inc.(2)	341	145,334
XPO, Inc.(1)(2)	836	62,391
		508,041

Water – 0.2%
Essential Utilities, Inc.	3,655	134,870

Total Common Stocks
(Cost $58,652,879)		62,071,727

Short-Term Investments – 0.3%

Money Market Funds – 0.3%
First American Government Obligations Fund, Class X, 5.248%(3)	153,655	153,655

Total Short-Term Investments
(Cost $153,655)		153,655

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Next 500 ETF

19

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

	Shares	Value
Investments Purchased with Collateral from Securities Lending – 33.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.540%(3)	20,816,983	$20,816,983
Total Investments Purchased with Collateral from Securities Lending
(Cost $20,816,983)		20,816,983

Total Investments in Securities – 133.3%
(Cost $79,623,516)		83,042,365
Liabilities in Excess of Other Assets – (33.3)%		(20,762,468)
Total Net Assets – 100.0%		$62,279,896

(1)This security or a portion of this security was out on loan as of August 31, 2023. Total loaned securities had a value of $20,377,360 or 32.7% of net assets as of August 31, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)The rate shown is the annualized seven-day effective yield as of August 31, 2023.

SoFi Social 50 ETF

20

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 99.7%
Aerospace & Defense – 1.2%
The Boeing Co.(1)	816	$182,808
Airlines – 1.5%
American Airlines Group, Inc.(1)	6,288	92,622
Delta Air Lines, Inc.	3,315	142,147
		234,769
Apparel – 0.4%
Nike, Inc. - Class A	614	62,450
Auto Manufacturers – 19.2%
Ford Motor Co.	23,304	282,678
Lucid Group, Inc.(1)(2)	34,949	219,480
NIO, Inc. - Class C - ADR(1)(2)	18,983	194,955
Rivian Automotive, Inc. - Class A(1)(2)	31,876	724,542
Tesla, Inc.(1)	6,368	1,643,453
		3,065,108
Banks – 2.0%
NU Holdings Ltd. - Class A(1)	46,549	318,861
Beverages – 1.0%
The Coca-Cola Co.	2,736	163,695
Biotechnology – 0.5%
Moderna, Inc.(1)(2)	723	81,750
Commercial Services – 2.4%
Block, Inc. - Class A(1)	2,574	148,391
PayPal Holdings, Inc.(1)	3,779	236,225
		384,616
Computers – 10.2%
Apple, Inc.	8,666	1,628,081
Diversified Financial Services – 1.6%
Coinbase Global, Inc. - Class A(1)(2)	3,128	248,989
Entertainment – 1.6%
AMC Entertainment Holdings, Inc.(1)(2)	6,223	78,094
DraftKings, Inc. - Class A(1)	6,035	178,938
		257,032
Food – 0.1%
Beyond Meat, Inc.(1)(2)	1,511	17,830
Healthcare – Products – 0.2%
GE HealthCare Technologies, Inc.	350	24,658
Insurance – 3.0%
Berkshire Hathaway, Inc. - Class A(1)	1,339	482,308

	Shares	Value
Internet – 21.3%
Airbnb, Inc. - Class A(1)(2)	1,509	$198,509
Alibaba Group Holding Ltd. - ADR(1)(2)	2,172	201,779
Alphabet, Inc. - Class A(1)	6,112	832,271
Amazon.com, Inc.(1)	6,378	880,228
Meta Platforms, Inc. - Class A(1)	2,188	647,407
Netflix, Inc.(1)	578	250,667
Shopify, Inc. - Class A(1)	5,089	338,367
Snap, Inc. - Class A(1)(2)	3,765	38,968
		3,388,196
Leisure Time – 1.4%
Carnival Corp.(1)(2)	12,080	191,106
Virgin Galactic Holdings, Inc. - Class A(1)(2)	14,922	37,603
		228,709
Media – 3.7%
The Walt Disney Co.	6,417	536,975
Warner Bros Discovery, Inc.(1)(2)	3,681	48,368
		585,343
Miscellaneous Manufacturers – 0.4%
General Electric Co.(2)	527	60,320
Oil & Gas – 1.2%
Exxon Mobil Corp.	1,691	188,022
Pharmaceuticals – 2.1%
Johnson & Johnson	820	132,578
Pfizer, Inc.	4,043	143,041
Tilray Brands, Inc.(1)(2)	19,954	59,064
		334,683
Retail – 5.8%
Costco Wholesale Corp.	584	320,780
GameStop Corp.(1)(2)	11,230	208,317
Starbucks Corp.	1,277	124,431
Target Corp.	1,199	151,733
Walmart, Inc.	768	124,884
		930,145
Semiconductors – 8.0%
Advanced Micro Devices, Inc.(1)	3,720	393,279
NVIDIA Corp.	1,786	881,480
		1,274,759
Software – 9.0%
Microsoft Corp.	2,441	800,062
Palantir Technologies, Inc. - Class A(1)(2)	38,998	584,190
Zoom Video Communications, Inc. - Class A(1)	687	48,798
		1,433,050

SoFi Social 50 ETF

21

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

	Shares	Value
Telecommunications – 1.9%
AT&T, Inc.(2)	17,747	$262,478
Nokia Oyj - ADR(2)	9,018	35,982
		298,460
Total Common Stocks
(Cost $15,855,360)		15,874,642
Short-Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund, Class X, 5.248%(3)	22,546	22,546
Total Short-Term Investments
(Cost $22,547)		22,546
Investments Purchased with Collateral from Securities Lending – 18.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.540%(3)	2,871,970	2,871,970
Total Investments Purchased with Collateral from Securities Lending
(Cost $2,871,970)		2,871,970
Total Investments in Securities – 117.8%
(Cost $18,749,877)		18,769,158
Liabilities in Excess of Other Assets - (17.8)%		(2,834,332)
Total Net Assets – 100.0%		$15,934,826

ADRAmerican Depositary Receipt.

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of August 31, 2023. Total loaned securities had a value of $2,728,572 or 17.1% of net assets as of August 31, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)The rate shown is the annualized seven-day effective yield as of August 31, 2023.

SoFi Be Your Own Boss ETF

22

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 100.0%
Advertising Services – 1.1%
The Trade Desk, Inc. - Class A(1)(2)	982	$78,590
Applications Software – 5.3%
Five9, Inc.(1)	912	66,001
Materialise NV - ADR(1)	6,840	46,238
Microsoft Corp.	238	78,007
Monday.com Ltd.(1)	1,042	184,893
		375,139
Auto Manufacturers – 1.9%
Rivian Automotive, Inc. - Class A(1)(2)	1,724	39,187
Tesla, Inc.(1)(2)	377	97,296
		136,483
Commercial Services – 0.5%
IWG PLC(1)	14,335	32,551
Commercial Services – Finance – 10.8%
Adyen NV(1)	54	45,275
Block, Inc. - Class A(1)	3,474	200,276
PayPal Holdings, Inc.(1)	2,359	147,461
Shift4 Payments, Inc. - Class A(1)(2)	1,892	107,447
StoneCo Ltd. - Class A(1)	15,531	190,410
Yeahka Ltd.(1)	34,099	67,835
		758,704
Communications Software – 0.8%
2U, Inc.(1)	8,776	27,820
Zoom Video Communications, Inc. - Class A(1)	444	31,537
		59,357
Computer Software – 10.7%
Cloudflare, Inc. - Class A(1)(2)	923	60,023
DraftKings, Inc. - Class A(1)	6,509	192,992
Dropbox, Inc. - Class A(1)(2)	1,849	51,384
Fastly, Inc.(1)	3,565	84,811
Lightspeed Commerce, Inc.(1)	4,094	66,855
MongoDB, Inc. - Class A(1)(2)	137	52,238
Snowflake, Inc.(1)	994	155,909
Splunk, Inc.(1)	584	70,816
Twilio, Inc.(1)	251	15,991
		751,019
Computers – Other – 3.3%
Nano Dimension Ltd. - ADR(1)(2)	31,981	101,700
Stratasys Ltd.(1)	8,679	127,581
		229,281

	Shares	Value
Data Processing & Management – 0.1%
DocuSign, Inc.(1)	222	$11,167
E-Commerce & Products – 9.2%
Alibaba Group Holding Ltd. - ADR(1)(2)	2,005	186,264
eBay, Inc.(2)	682	30,540
Etsy, Inc.(1)(2)	329	24,205
Farfetch Ltd. - Class A(1)(2)	4,036	11,503
JD.com, Inc. - Class A - ADR	2,785	92,490
JD.com, Inc. - Class A	452	7,424
PDD Holdings, Inc. - ADR(1)	1,875	185,569
Rakuten Group, Inc.	18,822	73,473
Sea Ltd. - Class A - ADR(1)(2)	934	35,146
		646,614
E-Commerce & Services – 13.7%
Airbnb, Inc. - Class A(1)(2)	1,830	240,737
BASE, Inc.(1)	4,180	10,279
Demae-Can Co. Ltd.	3,380	9,356
Fiverr International Ltd.(1)(2)	1,283	36,117
Lyft, Inc. - Class A(1)(2)	2,189	25,787
MercadoLibre, Inc.(1)(2)	176	241,535
Uber Technologies, Inc.(1)	4,006	189,203
Upwork, Inc.(1)	14,246	210,983
		963,997
E-Marketing – Information – 0.5%
Jumia Technologies AG - ADR(1)	10,759	33,030
Enterprise Software & Services – 6.3%
HubSpot, Inc.(1)	224	122,421
Salesforce, Inc.(1)	316	69,981
UiPath, Inc. - Class A(1)	12,295	194,384
Workday, Inc. - Class A(1)	242	59,169
		445,955
Entertainment Software – 7.6%
HUYA, Inc. - Class A - ADR(1)	17,924	48,036
NetEase, Inc. - ADR	1,545	159,877
ROBLOX Corp. - Class A(1)(2)	5,128	145,071
Unity Software, Inc.(1)(2)	4,933	182,866
		535,850
Finance – Consumer Loans – 1.2%
Dave, Inc. - Class A(1)	455	3,503
LendingClub Corp.(1)	3,502	24,374
LendingTree, Inc.(1)	904	17,095
Upstart Holdings, Inc.(1)(2)	1,283	41,274
		86,246
Finance – Other Services – 3.4%
Coinbase Global, Inc. - Class A(1)(2)	3,019	240,312

SoFi Be Your Own Boss ETF

23

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

	Shares	Value
Internet Application Software – 4.2%
Shopify, Inc. - Class A(1)	4,457	$296,346
Internet Content – Entertainment – 6.1%
JOYY, Inc. - Class A - ADR	2,512	86,212
Pinterest, Inc. - Class A(1)	2,264	62,237
Snap, Inc. - Class A(1)(2)	6,390	66,136
Spotify Technology SA(1)	1,378	212,171
		426,756
Internet Content – Information & News – 6.3%
Bilibili, Inc. - Class Z - ADR(1)(2)	1,876	28,384
DiDi Global, Inc. - Class A - ADR(1)	18,913	64,871
Meituan - Class B(1)	5,027	82,376
Nerdy, Inc. - Class A(1)	19,832	92,814
Tencent Holdings Ltd.	4,205	174,275
		442,720
Medical – HMO – 1.4%
Oscar Health, Inc. - Class A(1)	15,486	97,097
Medical – Outpatient & Home Medicine – 1.1%
Teladoc Health, Inc.(1)(2)	3,538	80,100
Metal Processors & Fabrication – 1.2%
Proto Labs, Inc.(1)	2,939	86,701
Property & Casualty Insurance – 1.1%
Lemonade, Inc.(1)(2)	5,782	79,560
Real Estate Operations & Development – 0.0%(3)
WeWork, Inc. - Class A(1)(2)	5,058	597
Web Portals & ISPs – 2.2%
Baidu, Inc. - Class A - ADR(1)(2)	1,084	154,828
Yandex NV - Class A(1)(4)	4,764	0
		154,828
Total Common Stocks
(Cost $16,530,435)		7,049,000
Short-Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund, Class X, 5.248%(5)	3,966	3,966
Total Short-Term Investments
(Cost $3,966)		3,966

	Shares	Value
Investments Purchased with Collateral from Securities Lending – 31.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.540%(5)	2,244,633	$2,244,633
Total Investments Purchased with Collateral from Securities Lending
(Cost $2,244,633)		2,244,633
Total Investments in Securities – 131.9%
(Cost $18,779,034)		9,297,599
Liabilities in Excess of Other Assets – (31.9)%		(2,247,285)
Total Net Assets – 100.0%		$7,050,314

ADRAmerican Depositary Receipt.

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of August 31, 2023. Total loaned securities had a value of $2,182,599 or 31.0% of net assets as of August 31, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)The security is fair valued.

(5)The rate shown is the annualized seven-day effective yield as of August 31, 2023.

SoFi Weekly Income ETF

24

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited)

	Principal Amount	Value
Asset Backed Securities – 2.9%
AB Issuer, LLC, Series 2021-1, Class A2
3.734%, 07/30/2051 (1)	$88,650	$75,009
DB Master Finance, LLC, Series 2021-1A, Class A2I
2.045%, 11/20/2051 (1)	78,600	69,182
ITE Rail Fund Levered L.P., Series 2021-1A, Class A
2.250%, 02/28/2051	88,609	76,075
Planet Fitness Master Issuer, LLC, Series 2022-1A, Class A2I
3.251%, 12/05/2051	74,063	66,671
ServiceMaster Funding, LLC, Series 2020-1, Class A2II
3.337%, 01/30/2051	109,296	87,811
SERVPRO Master Issuer, LLC, Series 2021-1A, Class A2
2.394%, 04/25/2051	123,165	102,967
Total Asset Backed Securities
(Cost $557,071)		477,715
Corporate Bonds – 92.0%
Aerospace & Defense – 1.9%
Bombardier, Inc.
7.875%, 04/15/2027	121,000	120,817
7.500%, 02/01/2029	65,000	63,752
TransDigm, Inc.
6.250%, 03/15/2026	86,000	85,265
6.750%, 08/15/2028	40,000	40,190
		310,024
Agriculture – 0.7%
Vector Group Ltd.
5.750%, 02/01/2029	128,000	111,545
Airlines – 1.7%
Delta Air Lines, Inc.
7.375%, 01/15/2026	113,000	116,375
Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/2027	135,200	134,865
United Airlines, Inc.
4.375%, 04/15/2026	32,000	30,189
		281,429
Apparel – 0.9%
Hanesbrands, Inc.
4.875%, 05/15/2026 (7)	166,000	155,359

	Principal Amount	Value
Auto Manufacturers – 2.9%
Allison Transmission, Inc.
4.750%, 10/01/2027	105,000	$98,673
Ford Motor Credit Co., LLC
3.664%, 09/08/2024	400,000	388,374
		487,047
Auto Parts & Equipment – 2.3%
American Axle & Manufacturing, Inc.
6.500%, 04/01/2027 (7)	50,000	47,435
Clarios Global L.P. / Clarios US Finance Co.
6.750%, 05/15/2028	80,000	79,864
Dana, Inc.
5.375%, 11/15/2027	102,000	96,587
Tenneco, Inc.
8.000%, 11/17/2028	20,000	16,445
ZF North America Capital, Inc.
6.875%, 04/14/2028	150,000	149,663
		389,994
Banks – 5.4%
Barclays PLC
5.304%, ( 1 Year CMT Rate + 2.300%), 08/09/2026 (1)(2)	200,000	197,143
Citizens Financial Group, Inc.
8.533% (3 Month LIBOR USD 3.003%), 10/06/2023 (1)(2)(3)(8)	132,000	118,137
Credit Suisse AG/New York NY
7.950%, 01/09/2025	250,000	255,042
Fifth Third Bancorp
6.339% (SOFR +2.340%), 07/27/2029 (1)	40,000	40,506
NatWest Group PLC
6.000% (5 Year CMT Rate + 5.625%), 12/29/2025 (1)(2)(3)	200,000	184,295
Truist Financial Corp.
4.950% (5 Year CMT Rate + 4.605%), 09/01/2025 (1)(2)(3)	60,000	55,899
Wells Fargo & Co.
3.900% (5 Year CMT Rate + 3.453%), 03/15/2026 (1)(2)(3)	65,000	57,663
		908,685
Building Materials – 0.9%
Eco Material Technologies, Inc.
7.875%, 01/31/2027	90,000	87,842
Knife River Corp.
7.750%, 05/01/2031	65,000	66,614
		154,456

SoFi Weekly Income ETF

25

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Chemicals – 0.5%
Olin Corp.
5.125%, 09/15/2027	43,000	$41,211
The Chemours Co.
4.625%, 11/15/2029	56,000	46,606
		87,817
Commercial Services – 2.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/2026	129,000	122,829
Block, Inc.
2.750%, 06/01/2026	94,000	85,569
Global Payments, Inc.
4.950%, 08/15/2027	84,000	81,922
The Brink’s Co.
4.625%, 10/15/2027	59,000	54,918
Upbound Group, Inc.
6.375%, 02/15/2029	75,000	68,205
		413,443
Computers – 0.9%
KBR, Inc.
4.750%, 09/30/2028	105,000	94,698
Seagate HDD Cayman
8.250%, 12/15/2029	53,000	55,651
		150,349
Distribution & Wholesale – 0.7%
LKQ Corp.
5.750%, 06/15/2028	125,000	124,046
Diversified Financial Services – 7.8%
AerCap Holdings N.V.
5.875% (5 Year CMT Rate + 4.535%), 10/10/2079 (1)(2)(7)	238,000	230,138
Aircastle Ltd.
4.250%, 06/15/2026	45,000	42,739
Avolon Holdings Funding Ltd.
4.250%, 04/15/2026	116,000	109,479
BGC Partners, Inc.
4.375%, 12/15/2025	62,000	57,745
Castlelake Aviation Finance DAC
5.000%, 04/15/2027	67,000	61,835
The Depository Trust & Clearing Corp.
3.375% (5 Year CMT Rate + 2.606%), 06/20/2026 (1)(2)(3)	250,000	185,916
Navient Corp.
6.750%, 06/15/2026	111,000	109,175

	Principal Amount	Value
Diversified Financial Services – 7.8% (Continued)
OneMain Finance Corp.
3.500%, 01/15/2027	221,000	$192,524
7.125%, 03/15/2026	56,000	55,154
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
6.375%, 02/01/2027	93,000	87,238
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/2026	151,000	134,352
SLM Corp.
4.200%, 10/29/2025	38,000	35,773
		1,302,068
Electric – 2.5%
American Electric Power Co., Inc.
5.699%, 08/15/2025	85,000	85,111
NextEra Energy Operating Partners L.P.
4.250%, 09/15/2024	180,000	172,907
3.875%, 10/15/2026	56,000	51,798
Talen Energy Supply, LLC
8.625%, 06/01/2030	60,000	62,536
TransAlta Corp.
7.750%, 11/15/2029	49,000	50,782
		423,134
Electrical Components & Equipment – 0.5%
EnerSys
4.375%, 12/15/2027	86,000	78,771
Entertainment – 3.5%
Allwyn Entertainment Financing UK PLC
7.875%, 04/30/2029	200,000	204,000
Caesars Entertainment, Inc.
6.250%, 07/01/2025	115,000	114,211
Jacobs Entertainment, Inc.
6.750%, 02/15/2029	80,000	72,573
Light & Wonder International, Inc.
7.000%, 05/15/2028	65,000	64,816
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.625%, 03/01/2030	140,000	123,537
		579,137
Environmental Control – 1.0%
Stericycle, Inc.
5.375%, 07/15/2024	167,000	166,564
Healthcare – Products – 0.3%
Garden Spinco Corp.
8.625%, 07/20/2030	40,000	42,742

SoFi Weekly Income ETF

26

The accompanying notes are an integral part of these financial statements.

	Principal Amount	Value
Healthcare Services – 2.9%
CHS/Community Health Systems, Inc.
8.000%, 03/15/2026 (7)	126,000	$123,139
DaVita, Inc.
4.625%, 06/01/2030	60,000	51,519
Encompass Health Corp.
4.500%, 02/01/2028	70,000	65,087
Fortrea Holdings, Inc.
7.500%, 07/01/2030	75,000	73,500
Pediatrix Medical Group, Inc.
5.375%, 02/15/2030	100,000	91,290
Tenet Healthcare Corp.
5.125%, 11/01/2027	88,000	83,765
		488,300
Home Builders – 1.5%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.625%, 01/15/2028	56,000	53,579
Dream Finders Homes, Inc.
8.250%, 08/15/2028	130,000	132,161
LGI Homes, Inc.
4.000%, 07/15/2029	78,000	64,574
		250,314
Insurance – 1.4%
Global Atlantic Fin Co.
7.950%, 06/15/2033	50,000	49,120
NMI Holdings, Inc.
7.375%, 06/01/2025	84,000	84,645
SBL Holdings, Inc.
5.125%, 11/13/2026	121,000	108,603
		242,368
Internet – 0.9%
Uber Technologies, Inc.
8.000%, 11/01/2026	63,000	64,203
7.500%, 05/15/2025	78,000	78,823
		143,026
Investment Companies – 5.2%
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/2026	88,000	78,842
Blackstone Private Credit Fund
2.625%, 12/15/2026	156,000	134,305
Blue Owl Credit Income Corp.
4.700%, 02/08/2027	132,000	121,099
Blue Owl Technology Finance Corp.
4.750%, 12/15/2025	229,000	212,036

	Principal Amount	Value
Investment Companies – 5.2% (Continued)
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	90,000	$87,085
5.250%, 05/15/2027	50,000	43,929
Oaktree Specialty Lending Corp.
2.700%, 01/15/2027	54,000	46,995
Sixth Street Specialty Lending, Inc.
6.950%, 08/14/2028	65,000	64,881
3.875%, 11/01/2024	89,000	86,344
		875,516
Iron & Steel – 1.1%
Cleveland-Cliffs, Inc.
5.875%, 06/01/2027	86,000	82,919
Mineral Resources Ltd.
8.125%, 05/01/2027	46,000	45,953
8.000%, 11/01/2027	51,000	50,885
		179,757
Leisure Time – 1.8%
Carnival Corp.
7.625%, 03/01/2026 (7)	97,000	96,800
NCL Corp. Ltd.
5.875%, 02/15/2027	54,000	52,377
NCL Corp. Ltd.
8.375%, 02/01/2028	65,000	67,058
Royal Caribbean Cruises Ltd.
4.250%, 07/01/2026	95,000	88,659
		304,894
Media – 6.1%
AMC Networks, Inc.
4.750%, 08/01/2025	95,000	89,146
Block Communications, Inc.
4.875%, 03/01/2028	95,000	78,722
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/2027	138,000	129,857
6.375%, 09/01/2029 (7)	51,000	48,330
CSC Holdings, LLC
5.250%, 06/01/2024	149,000	141,480
DISH DBS Corp.
5.875%, 11/15/2024	37,000	34,449
5.250%, 12/01/2026	184,000	155,447
Gray Television, Inc.
7.000%, 05/15/2027	84,000	75,483
Midcontinent Communications / Midcontinent Finance Corp.
5.375%, 08/15/2027	44,000	41,674

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Weekly Income ETF

27

The accompanying notes are an integral part of these financial statements.

	Principal Amount	Value
Media – 6.1% (Continued)
Nexstar Media, Inc.
4.750%, 11/01/2028	55,000	$48,308
Sirius XM Radio, Inc.
4.000%, 07/15/2028	122,000	105,754
3.125%, 09/01/2026	78,000	70,481
		1,019,131
Metal Fabricate & Hardware – 0.5%
Advanced Drainage Systems, Inc.
6.375%, 06/15/2030	88,000	86,768
Mining – 1.0%
Arsenal AIC Parent, LLC
8.000%, 10/01/2030	85,000	86,912
Hudbay Minerals, Inc.
4.500%, 04/01/2026	78,000	73,702
		160,614
Miscellaneous Manufacturers – 0.4%
Trinity Industries, Inc.
7.750%, 07/15/2028	60,000	61,084
Oil & Gas – 6.3%
Civitas Resources, Inc.
8.375%, 07/01/2028	100,000	103,125
CNX Resources Corp.
7.375%, 01/15/2031	70,000	69,939
Comstock Resources, Inc.
6.750%, 03/01/2029	90,000	84,292
Earthstone Energy Holdings, LLC
9.875%, 07/15/2031	60,000	65,837
Occidental Petroleum Corp. (6)
5.138%, 10/10/2036	186,000	97,203
Ovintiv, Inc.
5.650%, 05/15/2028 (5)(6)	80,000	79,437
Parkland Corp.
5.875%, 07/15/2027	105,000	101,574
Permian Resources Operating, LLC
6.875%, 04/01/2027	65,000	64,675
Range Resources Corp.
4.875%, 05/15/2025	64,000	62,620
Southwestern Energy Co.
5.700%, 01/23/2025 (4)	86,000	85,243
Strathcona Resources Ltd./Alberta
6.875%, 08/01/2026 (7)	127,000	119,074
Vital Energy, Inc.
9.500%, 01/15/2025	70,000	70,422
7.750%, 07/31/2029	55,000	49,553
		1,052,994

	Principal Amount	Value
Oil & Gas Services – 0.7%
Enerflex Ltd.
9.000%, 10/15/2027	116,000	$115,505
Packaging & Containers – 3.0%
Berry Global, Inc.
4.875%, 07/15/2026	90,000	86,951
LABL, Inc.
6.750%, 07/15/2026	143,000	139,928
Mauser Packaging Solutions Holding Co.
7.875%, 08/15/2026 (7)	100,000	98,564
OI European Group BV
4.750%, 02/15/2030	46,000	41,974
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/2031	65,000	65,663
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer, LLC
4.000%, 10/15/2027	75,000	67,524
		500,604
Pharmaceuticals – 1.3%
BellRing Brands, Inc.
7.000%, 03/15/2030	80,000	80,108
Owens & Minor, Inc.
6.625%, 04/01/2030 (7)	90,000	81,958
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026	65,000	58,833
		220,899
Pipelines – 6.6%
Buckeye Partners L.P.
3.950%, 12/01/2026	121,000	111,714
4.125%, 03/01/2025	50,000	48,197
Columbia Pipelines Holding Co., LLC
6.042%, 08/15/2028	100,000	101,006
Energy Transfer L.P.
6.500% (5 Year CMT Rate + 5.694%), 11/15/2026 (1)(2)(3)	95,000	86,882
Enterprise Products Operating, LLC
8.619% (3 Month LIBOR USD + 3.248%), 08/16/2077 (1)(8)	136,000	133,713
EQM Midstream Partners L.P.
6.500%, 07/01/2027	50,000	49,729
Genesis Energy L.P. / Genesis Energy Finance Corp.
6.250%, 05/15/2026	90,000	87,378
Global Partners L.P. / GLP Finance Corp.
7.000%, 08/01/2027	51,000	50,281

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Weekly Income ETF

28

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Pipelines – 6.6% (Continued)
Hess Midstream Operations L.P.
5.125%, 06/15/2028	113,000	$106,103
New Fortress Energy, Inc.
6.500%, 09/30/2026	180,000	167,476
NuStar Logistics L.P.
5.750%, 10/01/2025 (7)	167,000	163,924
		1,106,403
Real Estate – 0.9%
Cushman & Wakefield US Borrower, LLC
8.875%, 09/01/2031	60,000	60,546
Newmark Group, Inc.
6.125%, 11/15/2023 (1)	88,000	87,906
		148,452
Real Estate Investment Trusts (REITs) – 3.4%
Blackstone Mortgage Trust, Inc.
3.750%, 01/15/2027	73,000	62,505
EPR Properties
4.750%, 12/15/2026	140,000	128,714
MPT Operating Partnership L.P. / MPT Finance Corp.
5.000%, 10/15/2027 (7)	173,000	136,871
RHP Hotel Properties L.P. / RHP Finance Corp.
7.250%, 07/15/2028	65,000	65,383
Starwood Property Trust, Inc.
4.750%, 03/15/2025	78,000	75,481
3.750%, 12/31/2024	38,000	36,576
VICI Properties L.P. / VICI Note Co., Inc.
3.750%, 02/15/2027	71,000	65,244
		570,774
Retail – 5.2%
Academy Ltd.
6.000%, 11/15/2027	84,000	80,564
Asbury Automotive Group, Inc.
4.500%, 03/01/2028	108,000	98,617
Bath & Body Works, Inc.
6.694%, 01/15/2027	109,000	109,132
Beacon Roofing Supply, Inc.
6.500%, 08/01/2030	65,000	64,285
Evergreen Acqco 1 L.P. / TVI, Inc.
9.750%, 04/26/2028	85,000	88,715
FirstCash, Inc.
4.625%, 09/01/2028	91,000	81,027
Group 1 Automotive, Inc.
4.000%, 08/15/2028	102,000	90,662

	Principal Amount	Value
Retail – 5.2% (Continued)
LCM Investments Holdings II, LLC
8.250%, 08/01/2031	90,000	$90,141
Lithia Motors, Inc.
3.875%, 06/01/2029	50,000	42,979
Macy’s Retail Holdings, LLC
5.875%, 03/15/2030	59,000	51,678
QVC, Inc.
4.850%, 04/01/2024	66,000	64,186
		861,986
Semiconductors – 1.0%
Amkor Technology, Inc.
6.625%, 09/15/2027	167,000	167,059
Software – 0.6%
Consensus Cloud Solutions, Inc.
6.000%, 10/15/2026	116,000	108,142
Telecommunications – 2.5%
Altice France SA/France
8.125%, 02/01/2027	200,000	169,208
Frontier Communications Holdings, LLC
5.875%, 10/15/2027	85,000	77,495
5.000%, 05/01/2028	40,000	34,312
Level 3 Financing, Inc.
4.250%, 07/01/2028 (7)	61,000	40,051
Lumen Technologies, Inc.
4.000%, 02/15/2027	165,000	104,142
		425,208
Toys, Games, & Hobbies – 0.8%
Mattel, Inc.
3.375%, 04/01/2026	137,000	127,660
Total Corporate Bonds
(Cost $15,988,407)		15,384,068
Mortgage Backed Securities – 1.2%
Federal Home Loan Mortgage Corporation REMICS
4.000%, 07/15/2047	106,964	17,468
Federal National Mortgage Association Interest Strips
5.000%, 01/25/2043	508,802	88,958
4.000%, 01/25/2048	393,763	47,441
Federal National Mortgage Association REMICS
3.000%, 03/25/2028	726,943	31,088
5.000%, 07/25/2046	65,984	10,507
0.574% (SOFR + 1.500%), 05/25/2051 (1)	271,860	162

SoFi Weekly Income ETF

29

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
Total Mortgage Backed Securities
(Cost $148,832)		$195,624
United States Treasury Obligations – 1.8%
United States Treasury Bills – 1.8%
United States Treasury Bills (5)(6)
2.628%, 9/14/2023	130,000	129,754
2.994%, 3/21/2024	181,000	175,789
Total United States Treasury Obligations
(Cost $305,573)		305,543

	Shares
Short-Term Investments – 1.1%
Money Market Funds – 1.1%
First American Government Obligations Fund, Class X, 5.248% (9)	177,680	177,680
Total Short-Term Investments
(Cost $177,680)		177,680
Investments Purchased with Collateral from Securities Lending – 7.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.540% (9)	1,303,469	1,303,469
Total Investments Purchased with Collateral from Securities Lending
(Cost $1,303,469)		1,303,469
Total Investments in Securities – 106.8%
(Cost $18,481,033)		17,844,099
Liabilities in Excess of Other Assets – (6.8)%		(1,138,859)
Total Net Assets – 100.0%		$16,705,240

CMTConstant Maturity Treasury Rate

LIBORLondon Interbank Offered Rate

SOFRSecured Overnight Financing Rate

USDUnited States Dollar

(1)Variable rate security; rate shown is the rate in effect on August 31, 2023. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

(2)Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on August 31, 2023. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

(3)Perpetual call date security. Date shown is next call date.

(4)Step-up bond; the interest rate shown is the rate in effect as of August 31, 2023.

(5)Rate represents the annualized effective yield to maturity from the purchase price.

(6)Zero coupon security.

(7)This security or a portion of this security was out on loan as of August 31, 2023. Total loaned securities had a value of $1,276,935 or 7.6% of net assets as of August 31, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(8)Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(9)The rate shown is the annualized seven-day effective yield as of August 31, 2023.

SoFi Weekly Dividend ETF

30

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 98.9%
Advertising – 0.0% (1)
Dentsu Group, Inc.	154	$4,607
Aerospace & Defense – 2.5%
BAE Systems PLC	2,367	30,219
General Dynamics Corp.	175	39,662
IHI Corp.	112	2,794
Kawasaki Heavy Industries Ltd.	119	3,056
Lockheed Martin Corp. (2)	198	88,773
RTX Corp.	1,134	97,569
		262,073
Agriculture – 1.0%
Archer-Daniels-Midland Co.	420	33,306
British American Tobacco PLC	1,592	52,904
Japan Tobacco, Inc.	860	18,850
		105,060
Airlines – 0.1%
Singapore Airlines Ltd.	1,030	5,240
Apparel – 0.4%
Burberry Group PLC	294	8,136
Kering SA	55	29,501
		37,637
Auto Manufacturers – 3.4%
Bayerische Motoren Werke AG	236	24,889
Cummins, Inc.	110	25,304
Daimler Truck Holding AG	334	11,778
Isuzu Motors Ltd.	450	5,780
Mazda Motor Corp.	444	4,674
Mercedes-Benz Group AG	610	44,716
PACCAR, Inc.	401	32,998
Stellantis NV	1,695	31,598
Toyota Motor Corp.	8,837	152,660
Volkswagen AG	22	3,150
Volvo AB - Class A	1,156	23,353
		360,900
Auto Parts & Equipment – 0.4%
Bridgestone Corp.	425	16,526
Cie Generale des Etablissements Michelin SCA	521	16,348
Niterra Co. Ltd.	145	3,371
Pirelli & C SpA	192	960
Toyota Boshoku Corp.	55	1,042
Toyota Industries Corp.	129	9,126
		47,373

	Shares	Value
Banks – 14.2%
Bank Hapoalim BM	945	$7,847
Bank of America Corp. (2)	5,427	155,592
Bank of Montreal	554	47,651
Barclays PLC	12,067	22,532
Canadian Imperial Bank of Commerce	713	28,215
Citigroup, Inc.	1,469	60,655
Citizens Financial Group, Inc.	375	10,549
Commonwealth Bank of Australia	1,297	85,832
DBS Group Holdings Ltd.	1,421	35,038
Deutsche Bank AG	1,511	16,485
Fifth Third Bancorp	527	13,992
HSBC Holdings PLC (3)	15,384	113,669
Huntington Bancshares, Inc. (2)	1,116	12,376
Israel Discount Bank Ltd.	933	4,679
JPMorgan Chase & Co.	2,252	329,535
M&T Bank Corp.	130	16,256
Morgan Stanley	1,002	85,320
National Bank of Canada	261	18,166
NatWest Group PLC	3,493	10,198
Northern Trust Corp.	161	12,247
Oversea-Chinese Banking Corp. Ltd.	2,497	23,204
Regions Financial Corp. (2)	737	13,517
Royal Bank of Canada	1,077	96,910
State Street Corp.	259	17,804
The Bank of New York Mellon Corp.	594	26,653
The Bank of Nova Scotia	931	44,123
The Chiba Bank Ltd.	506	3,620
The PNC Financial Services Group, Inc.	309	37,306
The Toronto-Dominion Bank	1,420	86,505
U.S. Bancorp	1,149	41,973
United Overseas Bank Ltd.	1,040	21,901
		1,500,350
Beverages – 1.9%
Carlsberg AS - Class A	71	10,298
JDE Peet’s NV	72	2,007
Kirin Holdings Co. Ltd.	633	8,896
The Coca-Cola Co.	3,022	180,806
Treasury Wine Estates Ltd.	549	4,149
		206,156
Biotechnology – 0.7%
Gilead Sciences, Inc.	968	74,033
Building Materials – 1.0%
Cie de Saint-Gobain SA	361	23,571
CRH PLC (3)	565	32,525
Geberit AG	26	13,500

SoFi Weekly Dividend ETF

31

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

	Shares	Value
Building Materials – 1.0% (Continued)
Heidelberg Materials AG	105	$8,465
Holcim AG	398	26,388
Wienerberger AG	73	2,016
		106,465
Chemicals – 2.1%
Air Products and Chemicals, Inc.	170	50,233
Air Water, Inc.	128	1,612
Dow, Inc. (2)	549	29,953
Eastman Chemical Co.	90	7,651
FMC Corp.	95	8,192
Givaudan SA	7	23,364
Kuraray Co. Ltd.	252	2,866
Nissan Chemical Corp.	100	4,292
Nitto Denko Corp.	111	7,585
Nutrien Ltd.	385	24,356
Shin-Etsu Chemical Co. Ltd.	1,521	48,675
Solvay SA	54	6,265
Toray Industries, Inc.	1,140	6,155
Yara International ASA	119	4,351
		225,550
Coal – 0.0% (1)
Whitehaven Coal Ltd.	614	2,422
Commercial Services – 0.9%
Automatic Data Processing, Inc.	321	81,730
Brambles Ltd.	1,057	10,248
Persol Holdings Co. Ltd.	143	2,451
		94,429
Computers – 0.2%
Hewlett Packard Enterprise Co.	1,000	16,990
Cosmetics & Personal Care – 3.8%
Essity AB - Class A	460	10,742
Kao Corp.	351	13,595
The Procter & Gamble Co.	1,829	282,288
Unilever PLC	1,935	99,108
		405,733
Distribution & Wholesale – 1.4%
ITOCHU Corp.	964	36,233
Marubeni Corp.	1,302	21,325
Mitsubishi Corp.	953	47,105
Mitsui & Co. Ltd.	1,160	43,282
		147,945
Diversified Financial Services – 1.4%
Ally Financial, Inc.	210	5,815
BlackRock, Inc.	115	80,562

	Shares	Value
Diversified Financial Services – 1.4% (Continued)
Discover Financial Services	197	$17,744
IGM Financial, Inc.	74	2,107
Singapore Exchange Ltd.	622	4,435
St James’s Place PLC	416	4,664
Synchrony Financial (2)	340	10,975
T. Rowe Price Group, Inc.	171	19,192
		145,494
Electric – 5.0%
A2A SpA	1,072	2,059
Alliant Energy Corp.	190	9,532
Ameren Corp.	203	16,092
American Electric Power Co., Inc.	400	31,360
CLP Holdings Ltd.	1,476	11,576
CMS Energy Corp. (2)	226	12,699
DTE Energy Co.	159	16,437
EDP - Energias de Portugal SA	2,145	9,915
Electric Power Development Co. Ltd.	128	1,998
Emera, Inc.	203	7,600
Endesa SA	245	5,100
Entergy Corp.	164	15,621
Evergy, Inc.	172	9,455
Eversource Energy	270	17,231
Exelon Corp. (2)	771	30,933
Fortis Inc/Canada	376	14,727
Hera SpA	532	1,614
Hydro One Ltd.	236	6,126
Iberdrola SA	4,509	53,637
National Grid PLC	2,858	35,860
NextEra Energy, Inc.	1,571	104,943
Origin Energy Ltd.	1,326	7,480
Public Service Enterprise Group, Inc.	387	23,638
Redeia Corp. SA	313	5,097
Sempra Energy	489	34,338
Verbund AG	25	2,051
WEC Energy Group, Inc.	245	20,609
Xcel Energy, Inc.	427	24,395
		532,123
Electrical Components & Equipment – 0.7%
Schneider Electric SE	418	71,944
Electronics – 0.7%
ABB Ltd.	1,215	46,344
Garmin Ltd.	118	12,510
Kyocera Corp.	258	13,252
SCREEN Holdings Co. Ltd.	34	3,468
Venture Corp. Ltd.	207	2,010
		77,584

SoFi Weekly Dividend ETF

32

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Engineering & Construction – 0.6%
Bouygues SA	151	$5,228
CK Infrastructure Holdings Ltd.	462	2,339
Kajima Corp.	320	5,349
Keppel Corp. Ltd.	1,084	5,571
Obayashi Corp.	500	4,530
Vinci SA	376	42,017
		65,034
Environmental Control – 0.2%
Republic Services, Inc.	160	23,061
Food – 2.4%
Campbell Soup Co. (2)	150	6,255
Carrefour SA	456	8,745
CK Hutchison Holdings Ltd.	2,067	11,268
Coles Group Ltd.	988	10,411
Conagra Brands, Inc.	369	11,026
General Mills, Inc.	454	30,718
Hormel Foods Corp.	216	8,336
Kesko Oyj - B Shares	184	3,599
Koninklijke Ahold Delhaize NV	745	24,399
Mondelez International, Inc.	1,055	75,179
Saputo, Inc.	190	4,102
The Kroger Co. (2)	551	25,561
Tyson Foods, Inc. - Class A	220	11,719
WH Group Ltd.	5,909	3,044
Woolworths Group Ltd.	938	23,164
		257,526
Forest Products & Paper – 0.2%
Holmen AB - Class A	71	2,694
International Paper Co.	267	9,324
Oji Holdings Corp.	707	2,894
Smurfit Kappa Group PLC	195	8,208
		23,120
Gas – 0.3%
Atmos Energy Corp. (2)	112	12,986
Canadian Utilities Ltd. - Class A	90	2,130
China Gas Holdings Ltd.	2,052	2,094
Naturgy Energy Group SA	95	2,757
NiSource, Inc. (2)	307	8,215
		28,182
Hand & Machine Tools – 0.3%
Amada Co. Ltd.	262	2,778
Fuji Electric Co. Ltd.	99	4,675
Snap-on, Inc.	40	10,744
Techtronic Industries Co. Ltd.	1,062	10,496
		28,693

	Shares	Value
Healthcare – Products – 0.8%
EBOS Group Ltd.	121	$2,734
Elekta AB - B Shares	263	1,883
Medtronic PLC	1,033	84,189
		88,806
Healthcare – Services – 0.2%
Fresenius SE & Co. KGaA	319	10,252
Medibank Pvt Ltd.	2,095	4,966
Sonic Healthcare Ltd.	349	7,269
		22,487
Holding Companies – Diversified – 0.0% (1)
Swire Pacific Ltd. - Class A	319	2,632
Home Builders – 0.2%
Berkeley Group Holdings PLC	81	4,168
Open House Group Co. Ltd.	58	1,962
Sekisui Chemical Co. Ltd.	299	4,592
Sekisui House Ltd.	463	9,447
Taylor Wimpey PLC	2,740	3,969
		24,138
Household Products & Wares – 0.1%
Henkel AG & Co. KGaA	73	5,053
Insurance – 6.2%
Aflac, Inc. (2)	424	31,618
Ageas SA/NV (3)	116	4,618
Allianz SE	312	75,972
American International Group, Inc.	569	33,298
AXA SA	1,380	41,601
Cincinnati Financial Corp.	120	12,695
Dai-ichi Life Holdings, Inc.	749	13,950
Everest Group Ltd. (1)(2)	33	11,902
Fairfax Financial Holdings Ltd. - SVS	19	15,648
Fidelity National Financial, Inc.	195	8,073
Great-West Lifeco, Inc.	202	5,797
Hannover Rueck SE	46	9,798
Intact Financial Corp.	136	19,149
Manulife Financial Corp.	1,433	26,458
Marsh & McLennan Company, Inc.	384	74,876
MetLife, Inc.	501	31,733
MS&AD Insurance Group Holdings, Inc.	330	11,878
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	106	41,210
Power Corp. of Canada	403	10,991
Principal Financial Group, Inc.	188	14,610
QBE Insurance Group Ltd.	1,132	10,982
Sompo Holdings, Inc.	253	11,030
Sun Life Financial, Inc.	455	22,166

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Weekly Dividend ETF

33

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Insurance – 6.2% (Continued)
Talanx AG	34	$2,290
The Travelers Company, Inc. (2)	179	28,860
Tokio Marine Holdings, Inc.	1,476	32,717
Zurich Insurance Group AG	115	54,033
		657,953
Internet – 0.1%
carsales.com Ltd.	253	4,709
ZOZO, Inc.	91	1,819
		6,528
Investment Companies – 0.1%
Industrivarden AB - Class A	120	3,131
Industrivarden AB - Class C	100	2,605
		5,736
Iron & Steel – 0.5%
Nippon Steel Corp.	662	15,674
Nucor Corp. (2)	195	33,559
voestalpine AG	84	2,460
		51,693
Leisure Time – 0.1%
Yamaha Motor Co. Ltd.	231	5,996
Lodging – 0.0% (1)
City Developments Ltd.	336	1,662
Machinery – Construction & Mining – 0.8%
Hitachi Ltd.	711	47,343
Komatsu Ltd.	696	19,840
Metso Oyj	527	6,077
Sandvik AB	811	15,361
		88,621
Machinery – Diversified – 0.1%
ANDRITZ AG	55	2,930
Ebara Corp.	70	3,490
Husqvarna AB - Class B	300	2,589
Sumitomo Heavy Industries Ltd.	89	2,233
		11,242
Media – 1.6%
Comcast Corp. - Class A (2)	3,202	149,726
Pearson PLC	555	5,900
Thomson Reuters Corp.	110	14,146
		169,772
Metal Fabricate & Hardware – 0.1%
SKF AB - Class A	279	4,529
Tenaris SA	355	5,687
		10,216

	Shares	Value
Mining – 0.9%
Agnico Eagle Mines Ltd.	393	$19,058
B2Gold Corp.	997	3,066
Boliden AB	208	5,538
Glencore PLC	7,265	38,798
Newcrest Mining Ltd.	691	11,649
Norsk Hydro ASA	1,014	5,634
South32 Ltd.	3,359	7,397
		91,140
Miscellaneous Manufacturers – 1.5%
Eaton Corp. PLC	308	70,954
Nikon Corp.	258	2,789
Siemens AG	573	86,370
Trelleborg AB - Class A	150	3,814
		163,927
Office & Business Equipment – 0.1%
Ricoh Co. Ltd.	392	3,199
Seiko Epson Corp.	209	3,277
		6,476
Oil & Gas – 12.2%
Ampol Ltd.	181	4,138
ARC Resources Ltd.	473	7,205
Canadian Natural Resources Ltd.	837	54,082
Chevron Corp.	1,342	216,196
ConocoPhillips	939	111,769
DCC PLC	75	4,112
Devon Energy Corp.	495	25,290
Diamondback Energy, Inc. (2)	134	20,339
Eni SpA	1,646	25,518
EOG Resources, Inc.	453	58,265
Equinor ASA	765	23,603
Exxon Mobil Corp.	3,140	349,137
Inpex Corp.	693	9,687
Marathon Petroleum Corp. (2)	329	46,971
Neste Oyj	333	12,209
OMV AG	108	5,013
ORLEN SA	451	6,900
Phillips 66	356	40,641
Pioneer Natural Resources Co.	181	43,065
Suncor Energy, Inc. (2)	1,029	34,811
TotalEnergies SE	1,772	111,683
Tourmaline Oil Corp.	241	12,343
Valero Energy Corp.	280	36,372
Woodside Energy Group Ltd.	1,471	35,269
		1,294,618

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Weekly Dividend ETF

34

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Packaging & Containers – 0.3%
Amcor PLC (2)	1,139	$11,094
DS Smith PLC	1,038	4,107
Huhtamaki Oyj	79	2,719
Packaging Corp of America (2)	68	10,139
Stora Enso Oyj - R Shares	443	5,652
		33,711
Pharmaceuticals – 11.8%
Bristol-Myers Squibb Co. (2)	1,631	100,551
CSPC Pharmaceutical Group Ltd.	6,379	4,799
Hikma Pharmaceuticals PLC	122	3,384
Johnson & Johnson	2,017	326,109
Merck & Co., Inc.	1,970	214,691
Novartis AG	1,526	154,302
Ono Pharmaceutical Co. Ltd.	335	6,354
Orion Oyj - B Shares	78	3,199
Pfizer, Inc.	4,385	155,141
Recordati Industria Chimica e Farmaceutica SpA	74	3,725
Roche Holding AG	21	6,567
Roche Holding AG	545	160,615
Sanofi	858	91,857
Shionogi & Co. Ltd.	223	9,829
Sino Biopharmaceutical Ltd.	7,631	2,900
Viatris, Inc.	917	9,858
		1,253,881
Pipelines – 0.5%
Kinder Morgan, Inc. (2)	1,522	26,209
ONEOK, Inc.	347	22,624
		48,833
Private Equity – 0.4%
3i Group PLC	732	18,491
Intermediate Capital Group PLC	217	3,719
Partners Group Holding AG	17	18,385
		40,595
Real Estate – 0.5%
CK Asset Holdings Ltd.	1,402	7,742
Hang Lung Properties Ltd.	1,322	1,767
Henderson Land Development Co. Ltd.	995	2,734
Hulic Co. Ltd.	373	3,351
Mitsui Fudosan Co. Ltd.	679	14,887
Nomura Real Estate Holdings, Inc.	84	2,116
Sun Hung Kai Properties Ltd.	1,133	12,758
Swire Properties Ltd.	825	1,726
Tokyu Fudosan Holdings Corp.	397	2,472
UOL Group Ltd.	408	2,006
		51,559

	Shares	Value
Real Estate Investment Trusts (REITs) – 1.8%
AvalonBay Communities, Inc.	110	$20,220
CapitaLand Ascendas REIT	2,760	5,661
CapitaLand Integrated Commercial Trust	3,997	5,653
Charter Hall Group	330	2,317
Dexus	813	4,081
Frasers Logistics & Commercial Trust	2,120	1,884
Goodman Group	1,426	21,574
Keppel DC REIT	1,046	1,704
Mapletree Logistics Trust	2,486	3,092
Mid-America Apartment Communities, Inc.	90	13,071
Orix JREIT, Inc.	2	2,488
Prologis, Inc.	715	88,803
VICI Properties, Inc.	779	24,024
		194,572
Retail – 1.3%
Best Buy Co., Inc. (2)	149	11,391
Canadian Tire Corp Ltd. - Class A	41	4,858
Darden Restaurants, Inc.	94	14,618
Dillard’s, Inc. - Class B	6	2,071
Genuine Parts Co.	107	16,449
Industria de Diseno Textil SA	857	32,890
Jardine Cycle & Carriage Ltd.	61	1,509
Kingfisher PLC	1,488	4,412
Marui Group Co. Ltd.	138	2,391
Shimamura Co. Ltd.	18	1,856
Target Corp.	358	45,305
		137,750
Semiconductors – 5.3%
Broadcom, Inc.	314	289,787
QUALCOMM, Inc.	864	98,954
SUMCO Corp.	258	3,450
Texas Instruments, Inc.	702	117,978
Tokyo Electron Ltd.	351	52,017
		562,186
Shipbuilding – 0.0% (1)
Yangzijiang Shipbuilding Holdings Ltd.	2,018	2,525
Software – 0.4%
Paychex, Inc.	250	30,557
The Sage Group PLC	778	9,573
		40,130
Telecommunications – 3.5%
Cisco Systems, Inc.	3,166	181,570
Elisa Oyj	107	5,257
Hikari Tsushin, Inc.	15	2,500
KDDI Corp.	1,196	35,530

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Weekly Dividend ETF

35

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Telecommunications – 3.5% (Continued)
Orange SA	1,453	$16,335
Swisscom AG	20	12,182
Verizon Communications, Inc.	3,266	114,245
		367,619
Transportation – 1.7%
C.H. Robinson Worldwide, Inc. (2)	87	7,867
DHL Group	732	34,230
Frontline PLC	111	1,986
Kawasaki Kisen Kaisha Ltd.	96	3,222
Kuehne + Nagel International AG	39	11,741
Kyushu Railway Co.	107	2,332
Mitsui OSK Lines Ltd.	275	7,624
MTR Corp. Ltd.	1,219	5,091
NIPPON EXPRESS HOLDINGS, INC.	62	3,223
Nippon Yusen KK	376	10,036
United Parcel Service, Inc. - Class B (2)	563	95,372
		182,724
Total Common Stocks
(Cost $10,104,894)		10,480,505

Preferred Stocks – 0.4%
Auto Manufacturers – 0.3%
Bayerische Motoren Werke AG (4)	43	4,142
Porsche Automobil Holding SE (4)	119	6,402
Volkswagen AG (4)	142	17,422
		27,966
Household Products & Wares – 0.1%
Henkel AG & Co. KGaA (4)	126	9,671
Total Preferred Stocks
(Cost $35,588)		37,637
Short-Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund, Class X, 5.248% (5)	13,255	13,255
Total Short-Term Investments
(Cost $13,255)		13,255

	Shares	Value
Investments Purchased with Collateral from Securities Lending – 10.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.540%, (5)	1,128,421	$1,128,421
Total Investments Purchased with Collateral from Securities Lending
(Cost $1,128,421)		1,128,421
Total Investments in Securities – 110.0%
(Cost $11,282,018)		11,659,818
Liabilities in Excess of Other Assets – (10.0)%		(1,060,598)
Total Net Assets – 100.0%		$10,599,220

(1)Does not round to 0.1% or (0.1)%, as applicable.

(2)This security or a portion of this security was out on loan as of August 31, 2023. Total loaned securities had a value of $1,092,587 or 10.3% of net assets as of August 31, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Non-income producing security.

(4)There is currently no dividend rate available.

(5)The rate shown is the annualized seven-day effective yield as of August 31, 2023.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

SoFi Web 3 ETF

36

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 99.4%
Advertising – 0.4%
S4 Capital PLC (1)	4,173	$5,246
Apparel – 0.8%
PLBY Group, Inc. (1)(2)	8,904	11,575
Commercial Services – 9.6%
Bakkt Holdings, Inc. - Class A (1)(2)	8,121	11,207
Block, Inc. - Class A (1)	392	22,599
CompoSecure, Inc. - Class A (1)(2)	7,519	47,219
Creek & River Co. Ltd.	1,504	22,376
Marathon Digital Holdings, Inc. (1)(2)	2,454	30,847
		134,248
Computers – 7.1%
Apple, Inc.	271	50,913
Vuzix Corp. (1)(2)	12,137	48,548
		99,461
Diversified Financial Services – 8.6%
Applied Digital Corp. (1)	989	5,974
Coinbase Global, Inc. - Class A (1)(2)	702	55,879
SBI Holdings Inc/Japan	2,816	57,554
		119,407
Electronics – 3.1%
Kopin Corp. (1)	29,560	43,158
Entertainment – 5.9%
AMC Entertainment Holdings, Inc. (1)	773	9,700
DraftKings, Inc. - Class A (1)	2,419	71,724
		81,424
Internet – 23.8%
Alphabet, Inc. - Class A (1)	530	72,170
Amazon.com, Inc. (1)	329	45,405
Farfetch Ltd. - Class A (1)(2)	1,221	3,480
Hive Digital Technologies Ltd.	11,092	40,664
Meta Platforms, Inc. - Class A (1)	239	70,718
Overstock.com, Inc. (1)	1,181	30,836
Robinhood Markets, Inc. - Class A (1)	4,178	45,498
Snap, Inc. - Class A (1)(2)	2,248	23,267
		332,038
Investment Companies – 1.2%
Galaxy Digital Holdings Ltd. (1)	4,347	16,675
Media – 3.0%
The Walt Disney Co. (1)	500	41,840
Real Estate – 0.9%
eXp World Holdings, Inc. (2)	615	11,820

	Shares	Value
Retail – 3.9%
GameStop Corp. (1)(2)	2,896	$53,721
Semiconductors – 17.8%
Advanced Micro Devices, Inc. (1)	446	47,151
Ambarella, Inc. (1)(2)	360	22,374
CEVA, Inc. (1)	284	6,594
eMagin Corp. (1)	22,281	44,562
Himax Technologies, Inc. - ADR	5,034	30,758
Intel Corp.	446	15,672
NVIDIA Corp. (2)	163	80,449
		247,560
Software – 9.7%
C3.ai, Inc. - Class A (1)(2)	992	30,772
Microsoft Corp.	171	56,047
MIXI, Inc.	1,887	31,510
Veritone, Inc. (1)	5,434	16,682
		135,011
Toys, Games & Hobbies – 3.6%
Funko, Inc. - Class A (1)	7,254	50,560
Total Common Stocks
(Cost $1,466,823)		1,383,744

Short-Term Investments – 0.5%
Money Market Funds – 0.5%
First American Government Obligations Fund, Class X, 5.248% (3)	6,670	6,670
Total Short-Term Investments
(Cost $6,670)		6,670
Investments Purchased with Collateral from Securities Lending – 31.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.540% (3)	433,388	433,388
Total Investments Purchased with Collateral from Securities Lending
(Cost $433,388)		433,388
Total Investments in Securities – 131.0%
(Cost $1,906,881)		1,823,802
Liabilities in Excess of Other Assets – (31.0)%		(431,047)
Total Net Assets – 100.0%		$1,392,755

ADRAmerican Depositary Receipt.

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of August 31, 2023. Total loaned securities had a value of $408,221 or 29.3% of net assets as of August 31, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)The rate shown is the annualized seven-day effective yield as of August 31, 2023.

SoFi Smart Energy ETF

37

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 99.9%
Auto Manufacturers – 4.8%
BYD Co. Ltd. - H Shares	1,403	$43,977
Proterra, Inc. (1)	26,467	2,303
Tesla, Inc. (1)	191	49,293
		95,573
Commercial Services – 2.5%
Quanta Services, Inc.	239	50,159
Distribution & Wholesale – 2.3%
Resideo Technologies, Inc. (1)	2,634	44,409
Electric – 4.6%
Altus Power, Inc. - Class A (1)(2)	7,776	50,233
Ameresco, Inc. - Class A (1)	945	41,098
		91,331
Electrical Components & Equipment – 15.5%
Blink Charging Co. (1)(2)	7,903	31,138
ChargePoint Holdings, Inc. - Class A (1)(2)	5,957	42,652
EnerSys (2)	453	47,556
Nexans SA	549	45,315
Prysmian SpA	1,190	48,808
Schneider Electric SE	274	47,160
SMA Solar Technology AG	540	43,546
		306,175
Electronics – 11.7%
ABB Ltd.	1,225	46,725
Advanced Energy Industries, Inc. (2)	393	46,402
Smart Metering Systems PLC	5,472	47,636
Trimble, Inc. (1)(2)	900	49,311
Vicor Corp. (1)(2)	617	41,814
		231,888
Energy – Alternate Sources – 30.8% (3)
Ballard Power Systems, Inc. (1)	10,833	45,559
Canadian Solar, Inc. (1)	1,379	38,626
Enphase Energy, Inc. (1)	344	43,526
Fluence Energy, Inc. - Class A (1)	1,750	46,112
FuelCell Energy, Inc. (1)(2)	24,062	33,687
ITM Power PLC (1)	42,433	47,317
Landis+Gyr Group AG	560	41,528
Meyer Burger Technology AG (1)	83,441	37,505
Plug Power, Inc. (1)(2)	4,152	35,126
SolarEdge Technologies, Inc. (1)(2)	248	40,317
Stem, Inc. (1)(2)	7,395	37,641
Sunnova Energy International, Inc. (1)(2)	2,915	40,548
SunPower Corp. (1)	5,350	38,306

	Shares	Value
Energy – Alternate Sources – 30.8% (3) (Continued)
Sunrun, Inc. (1)	2,712	$42,389
Xinyi Solar Holdings Ltd.	51,688	43,174
		611,361
Engineering & Construction – 4.6%
Alfen N.V. (1)	756	43,849
MYR Group, Inc. (1)	336	47,735
		91,584
Hand & Machine Tools – 2.5%
Meidensha Corp.	3,232	48,529
Industrial Other – 2.1%
Nibe Industries AB - B Shares (1)	5,594	41,984
Machinery – Construction & Mining – 2.2%
Bloom Energy Corp. - Class A (1)(2)	2,884	43,231
Metal Fabricate & Hardware – 2.4%
Valmont Industries, Inc.	186	47,151
Miscellaneous Manufacturers – 4.9%
Eaton Corp PLC	223	51,372
Siemens AG	301	45,371
		96,743
Retail – 2.3%
EVgo, Inc. - Class A (1)(2)	11,407	45,856
Semiconductors – 6.7%
Analog Devices, Inc. (2)	252	45,809
Infineon Technologies AG	1,156	41,423
NXP Semiconductors NV	224	46,081
		133,313
Total Common Stocks
(Cost $2,653,853)		1,979,287
Short-Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund, Class X, 5.248% (4)	2,818	2,818
Total Short-Term Investments
(Cost $2,818)		2,818

SoFi Smart Energy ETF

38

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited) (Continued)

	Shares	Value
Investments Purchased with Collateral from Securities Lending – 30.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.540%(4)	609,593	$609,593
Total Investments Purchased with Collateral from Securities Lending
(Cost $609,593)		609,593
Total Investments in Securities – 130.7%
(Cost $3,266,264)		2,591,698
Liabilities in Excess of Other Assets – (30.7)%		(608,857)
Total Net Assets – 100.0%		$1,982,841

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of August 31, 2023. Total loaned securities had a value of $586,848 or 29.6% of net assets as of August 31, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Despite a concentration greater than 25% of total assets, as of August 31, 2023, the Fund was in compliance with its investment limitations as the index the Fund tracks will at times invest in greater than 25% of an industry.

(4)The rate shown is the annualized seven-day effective yield as of August 31, 2023.

SoFi Funds

39

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at August 31, 2023 (Unaudited)

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Be Your Own Boss ETF

Assets:
Investments in securities, at value (Note 2)(1)	$551,927,827	$83,042,365	$18,769,158	$9,297,599
Cash	—	—	4,340	—
Foreign currency (cost of $- ,$- ,$-, $55, $-, $389, $-, and $-, respectively)	—	—	—	54
Receivables:
Investment securities sold	—	—	—	—
Dividends and interest	802,664	51,704	12,455	379
Securities lending income, net (Note 5)	8,208	2,810	24,948	574
Total assets	552,738,699	83,096,878	18,810,901	9,298,606

Liabilities:
Collateral received for securities loaned (Note 5)	25,783,040	20,816,983	2,871,970	2,244,633
Payables:
Investment securities purchased	—	—	—	—
Distributions	—	—	—	—
Management fees, net (Note 4)	—	—	4,105	3,659
Total liabilities	25,783,040	20,816,982	2,876,075	2,248,292
Net Assets	$526,955,659	$62,279,896	$15,934,826	$7,050,314

Components of Net Assets:
Paid-in capital	$490,771,864	$68,632,881	$27,070,003	$21,736,263
Total distributable (accumulated) earnings (losses)	36,183,795	(6,352,985)	(11,135,177)	(14,685,949)
Net assets	$526,955,659	$62,279,896	$15,934,826	$7,050,314

Net Asset Value (unlimited shares authorized):
Net assets	$526,955,659	$62,279,896	$15,934,826	$7,050,314
Shares of beneficial interest issued and outstanding	33,000,000	5,050,000	570,000	430,000
Net asset value	$15.97	$12.33	$27.96	$16.40

Cost of investments	$494,497,078	$79,623,516	$18,749,877	$18,779,034

SoFi Funds

40

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at August 31, 2023 (Unaudited) (Continued)

	SoFi Weekly Income ETF	SoFi Weekly Dividend ETF	SoFi Web 3 ETF	SoFi Smart Energy ETF

Assets:
Investments in securities, at value (Note 2)(1)	$17,844,099	$11,659,818	$1,823,802	$2,591,698
Cash	—	—	—	—
Foreign currency (cost of $- ,$- ,$-, $55, $-, $389, $-, and $-, respectively)	—	387	—	—
Receivables:
Investment securities sold	32,004	1,890,591	—	—
Dividends and interest	232,207	39,718	228	1,050
Securities lending income, net (Note 5)	229	400	2,830	786
Total assets	18,108,539	13,590,914	1,826,860	2,593,534

Liabilities:
Collateral received for securities loaned (Note 5)	1,303,469	1,128,421	433,388	609,593
Payables:
Investment securities purchased	75,756	1,858,869	—	—
Distributions	15,750	—	—	—
Management fees, net (Note 4)	8,324	4,404	717	1,100
Total liabilities	1,403,299	2,991,694	434,105	610,693
Net Assets	$16,705,240	$10,599,220	$1,392,755	$1,982,841

Components of Net Assets:
Paid-in capital	$18,010,178	$11,168,438	$1,266,650	$3,118,834
Total distributable (accumulated) earnings (losses)	(1,304,938)	(569,218)	126,105	(1,135,993)
Net assets	$16,705,240	$10,599,220	$1,392,755	$1,982,841

Net Asset Value (unlimited shares authorized):
Net assets	$16,705,240	$10,599,220	$1,392,755	$1,982,841
Shares of beneficial interest issued and outstanding	175,000	225,000	75,000	140,000
Net asset value	$95.46	$47.11	$18.57	$14.16

Cost of investments	$18,481,033	$11,282,018	$1,906,881	$3,266,264

(1)Includes loaned securities with values of $25,141,582, $20,377,360, $2,728,572, $2,182,599, $1,276,935, $1,092,587, $408,221, and $586,848, respectively.

SoFi Funds

41

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS For the Periods Ended August 31, 2023 (Unaudited)

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Be Your Own Boss ETF
	Six Months Ended August 31, 2023 (Unaudited)	Six Months Ended August 31, 2023 (Unaudited)	Six Months Ended August 31, 2023 (Unaudited)	Six Months Ended August 31, 2023 (Unaudited)

Investment Income:
Dividend income (net of foreign withholding tax of $25,270, $-, $144, $41, $-, $19,506, $189, and $2,089, respectively)	$3,906,662	$463,951	$37,513	$7,246
Securities lending income, net (Note 5)	47,960	34,473	145,090	5,854
Interest income	20,429	3,124	801	371
Total investment income	3,975,051	501,548	183,404	13,471

Expenses:
Management fees (Note 4)	454,057	53,795	21,119	21,602
Total expenses	454,057	53,795	21,119	21,602
Less: Management fee waiver (Note 4)	(454,057)	(53,795)	—	—
Net expenses	—	—	21,119	21,602
Net investment income (loss)	3,975,051	501,548	162,285	(8,131)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,002,830)	(4,427,065)	690,782	(1,042,648)
Foreign currency transactions	—	—	—	(25)
Change in net unrealized appreciation/depreciation on:
Investments	64,934,460	6,826,034	1,994,933	1,612,103
Foreign currency translations	—	—	—	3,785
Net realized and unrealized gain (loss) on investments	62,931,630	2,398,969	2,685,715	573,215
Net increase (decrease) in net assets resulting from operations	$66,906,681	$2,900,517	$2,848,000	$565,084

SoFi Funds

42

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS For the Periods Ended August 31, 2023 (Unaudited) (Continued)

	SoFi Weekly Income ETF	SoFi Weekly Dividend ETF	SoFi Web 3 ETF	SoFi Smart Energy ETF
	Six Months Ended August 31, 2023 (Unaudited)	Six Months Ended August 31, 2023 (Unaudited)	Six Months Ended August 31, 2023 (Unaudited)	Six Months Ended August 31, 2023 (Unaudited)

Investment Income:
Dividend income (net of foreign withholding tax of $25,270, $-, $144, $41, $-, $19,506, $189, and $2,089, respectively)	$2,813	$211,160	$3,594	$10,909
Securities lending income, net (Note 5)	2,042	1,311	17,719	11,145
Interest income	497,973	1,839	84	237
Total investment income	502,828	214,310	21,397	22,291

Expenses:
Management fees (Note 4)	49,034	24,324	3,584	7,518
Total expenses	49,034	24,324	3,584	7,518
Less: Management fee waiver (Note 4)	—	—	—	—
Net expenses	49,034	24,324	3,584	7,518
Net investment income (loss)	453,794	189,986	17,813	14,773

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(231,157)	(267,121)	320,237	(209,386)
Foreign currency transactions	—	(316)	458	(5)
Change in net unrealized appreciation/depreciation on:
Investments	402,050	363,465	(47,632)	(249,630)
Foreign currency translations	—	84,167	(6,410)	32,827
Net realized and unrealized gain (loss) on investments	170,893	180,195	266,653	(426,194)
Net increase (decrease) in net assets resulting from operations	$624,687	$370,181	$284,466	$(411,421)

SoFi Select 500 ETF

43

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$3,975,051	$6,438,218
Net realized gain (loss)	(2,002,830)	(67,222)
Change in net unrealized appreciation/depreciation	64,934,460	(43,526,505)
Net increase (decrease) in net assets resulting from operations	66,906,681	(37,155,509)

Distributions to Shareholders:
Net distributions to shareholders	(3,698,392)	(5,974,658)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	37,779,155	88,452,755
Total increase (decrease) in net assets	100,987,444	45,322,588

Net Assets:
Beginning of period/year	425,968,215	380,645,627
End of period/year	$526,955,659	$425,968,215

(1)Summary of share transactions is as follows:

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023
	Shares	Value	Shares	Value
Shares sold	5,150,000	$75,482,030	8,700,000	$124,430,655
Shares redeemed	(2,650,000)	(37,702,875)	(2,400,000)	(35,977,900)
Net increase (decrease)	2,500,000	37,779,155	6,300,000	88,452,755

SoFi Next 500 ETF

44

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$501,548	$792,653
Net realized gain (loss)	(4,427,065)	(1,034,661)
Change in net unrealized appreciation/depreciation	6,826,034	(3,940,644)
Net increase (decrease) in net assets resulting from operations	2,900,517	(4,182,652)

Distributions to Shareholders:
Net distributions to shareholders	(475,959)	(731,180)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (1)	5,890,845	9,870,670
Total increase (decrease) in net assets	8,315,403	4,956,838

Net Assets:
Beginning of period/year	53,964,493	49,007,655
End of period/year	$62,279,896	$53,964,493

(1)Summary of share transactions is as follows:

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023
	Shares	Value	Shares	Value
Shares sold	950,000	$10,914,780	1,650,000	$20,037,805
Shares redeemed	(450,000)	(5,023,935)	(800,000)	(10,167,135)
Net increase (decrease)	500,000	5,890,845	850,000	9,870,670

SoFi Social 50 ETF

45

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$162,285	$195,435
Net realized gain (loss)	690,782	(9,102,761)
Change in net unrealized appreciation/depreciation	1,994,933	3,235,911
Net increase (decrease) in net assets resulting from operations	2,848,000	(5,671,415)

Distributions to Shareholders:
Net distributions to shareholders	(170,723)	(142,199)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	(434,705)	(1,035,785)
Total increase (decrease) in net assets	2,242,572	(6,849,399)

Net Assets:
Beginning of period/year	13,692,254	20,541,653
End of period/year	$15,934,826	$13,692,254

(1)Summary of share transactions is as follows:

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023
	Shares	Value	Shares	Value
Shares sold	220,000	$5,952,019	—	$—
Shares redeemed	(250,000)	(6,386,724)	(50,000)	(1,035,785)
Net increase (decrease)	(30,000)	$(434,705)	(50,000)	$(1,035,785)

SoFi Be Your Own Boss ETF

46

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$(8,131)	$3,229
Net realized gain (loss)	(1,042,673)	(4,519,950)
Change in net unrealized appreciation/depreciation	1,615,888	87,165
Net increase (decrease) in net assets resulting from operations	565,084	(4,429,556)

Distributions to Shareholders:
Net distributions to shareholders	(3,077)	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (1)	(1,122,760)	(4,804,680)
Total increase (decrease) in net assets	(560,753)	(9,234,236)

Net Assets:
Beginning of period/year	7,611,067	16,845,303
End of period/year	$7,050,314	$7,611,067

(1)Summary of share transactions is as follows:

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023
	Shares	Value	Shares	Value
Shares sold	—	$—	—	$—
Shares redeemed	(70,000)	(1,122,760)	(250,000)	(4,804,680)
Variable fees	—	—	—	—
Net increase (decrease)	(70,000)	(1,122,760)	(250,000)	(4,804,680)

SoFi Weekly Income ETF

47

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$453,794	$909,482
Net realized gain (loss)	(231,157)	(937,931)
Change in net unrealized appreciation/depreciation	402,050	(646,201)
Net increase (decrease) in net assets resulting from operations	624,687	(674,650)

Distributions to Shareholders:
Net dividends and distributions	(355,250)	(901,768)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	—	(4,573,018)
Total increase (decrease) in net assets	269,437	(6,149,436)

Net Assets:
Beginning of period/year	16,435,803	22,585,239
End of period/year	$16,705,240	$16,435,803

(1)Summary of share transactions is as follows:

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023
	Shares	Value	Shares	Value
Shares sold	—	$—	75,000	$7,294,305
Shares redeemed	—	—	(125,000)	(11,868,795)
Variable fees	—	—	—	1,472
Net increase (decrease)	—	$—	(50,000)	$(4,573,018)

SoFi Weekly Dividend ETF

48

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$189,986	$308,083
Net realized gain (loss)	(267,437)	(634,764)
Change in net unrealized appreciation/depreciation	447,632	(146,602)
Net increase (decrease) in net assets resulting from operations	370,181	(473,283)

Distributions to Shareholders:
Distributable earnings	(110,500)	(299,722)
Return of capital	—	(3,054)
	(110,500)	(302,776)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	1,120,138	—
Total increase (decrease) in net assets	1,379,819	(776,059)

Net Assets:
Beginning of period/year	9,219,401	9,995,460
End of period/year	$10,599,220	$9,219,401

(1)Summary of share transactions is as follows:

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023
	Shares	Value	Shares	Value
Shares sold	25,000	$1,120,138	—	$—
Shares redeemed	—	—	—	—
Variable fees	—	—	—	—
Net increase (decrease)	25,000	$1,120,138	—	$—

SoFi Web 3 ETF

49

The accompanying notes are an integral part of these financial statements.

	Six Months Ended August 31, 2023 (Unaudited)	Period Ended February 28, 2023(1)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$17,813	$3,172
Net realized gain (loss)	320,695	(562,261)
Change in net unrealized appreciation/depreciation	(54,042)	(29,037)
Net increase (decrease) in net assets resulting from operations	284,466	(588,126)

Distributions to Shareholders:
Net dividends and distributions	(12,946)	(13,439)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	373,106	1,349,694
Total increase (decrease) in net assets	644,626	748,129

Net Assets:
Beginning of period	748,129	—
End of period	$1,392,755	$748,129

(1)The Fund commenced operations on August 8, 2022. The information presented is from August 8, 2022 to February 28, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended August 31, 2023 (Unaudited)		Period Ended February 28, 2023(1)
	Shares	Value	Shares	Value
Shares sold	55,000	$1,010,726	500,000	$7,580,760
Shares redeemed	(30,000)	(637,620)	(450,000)	(6,473,135)
Variable fees	—	—	—	242,069
Net increase (decrease)	25,000	$373,106	50,000	$1,349,694

STATEMENTS OF CHANGES IN NET ASSETS

SoFi Smart Energy ETF

50

The accompanying notes are an integral part of these financial statements.

	Six Months Ended August 31, 2023 (Unaudited)	Period Ended February 28, 2023(1)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$14,773	$4,783
Net realized gain (loss)	(209,391)	113,987
Change in net unrealized appreciation/depreciation	(216,803)	32,847
Net increase (decrease) in net assets resulting from operations	(411,421)	151,617

Distributions to Shareholders:
Net dividends and distributions	—	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	(859,906)	1,154,103
Total increase (decrease) in net assets	(1,271,327)	1,305,720

Net Assets:
Beginning of period	3,254,168	1,948,448
End of period	$1,982,841	$3,254,168

(1)The Fund changed its fiscal year end from April 30 to February 28 effective as of the close of business on June 28, 2022. The information presented is from May 1, 2022 to February 28, 2023.

(2)Summary of share transactions is as follows:

	Six-Months Ended August 31, 2023 (Unaudited)		Period Ended February 28, 2023(1)
	Shares	Value	Shares	Value
Shares sold	—	$—	150,000	$2,469,825
Shares redeemed	(60,000)	(859,906)	(75,000)	(1,316,003)
Variable fees	—	—	—	281
Net increase (decrease)	(60,000)	(859,906)	75,000	1,154,103

STATEMENTS OF CHANGES IN NET ASSETS

SoFi Select 500 ETF

51

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021	Period Ended February 29, 2020(1)
Net asset value, beginning of period/year	$13.97		$15.73	$13.94	$10.38	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.13		0.24	0.19	0.18	0.17
Net realized and unrealized gain (loss) on investments(8)	1.99		(1.79)	1.76	3.54	0.33
Total from investment operations	2.12		(1.55)	1.95	3.72	0.50

Less Distributions:
From net investment income	(0.12)		(0.21)	(0.16)	(0.16)	(0.12)
From net realized gain	—		—	—	(0.00) (6)	—
Total distributions	(0.12)		(0.21)	(0.16)	(0.16)	(0.12)

Net asset value, end of period/year	$15.97		$13.97	$15.73	$13.94	$10.38
Total return(4)	15.20	%(3)	(9.78)%	13.89%	36.04%	4.95	%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$527.0		$426.0	$380.6	$177.1	$73.7
Portfolio turnover rate(7)	16	%(3)	17%	9%	26%	22	%(3)
Ratio of expenses to average net assets
Before management fees waived	0.19	%(5)	0.19%	0.19%	0.19%	0.19	%(5)
After management fees waived	0.00	%(5)	0.00%	0.00%	0.00%	0.00	%(5)
Ratio of net investment income (loss) to average net assets
Before management fees waived	1.47	%(5)	1.48%	0.96%	1.25%	1.60	%(5)
After management fees waived	1.66	%(5)	1.67%	1.15%	1.44%	1.79	%(5)

(1)The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)Does not round to $0.01 or $(0.01), as applicable.

(7)Excludes the impact of in-kind transactions.

(8)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

SoFi Next 500 ETF

52

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021	Period Ended February 29, 2020 (1)
Net asset value, beginning of period/year	$11.86		$13.25	$13.31	$9.62	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.10		0.19	0.15	0.16	0.13
Net realized and unrealized gain (loss) on investments(8)	0.47		(1.41)	(0.08)	3.67	(0.40)
Total from investment operations	0.57		(1.22)	0.07	3.83	(0.27)

Less Distributions:
From net investment income	(0.10)		(0.17)	(0.13)	(0.14)	(0.11)
From net realized gain	—		—	—	(0.00) (6)	—
Total distributions	(0.10)		(0.17)	(0.13)	(0.14)	(0.11)

Net asset value, end of period/year	$12.33		$11.86	$13.25	$13.31	$9.62
Total return(4)	4.85	%(3)	(9.06)%	0.45%	40.17%	(2.84	)%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$62.3		$54.0	$49.0	$24.6	$9.1
Portfolio turnover rate(7)	30	%(3)	38%	27%	53%	55	%(3)
Ratio of expenses to average net assets
Before management fees waived	0.19	%(5)	0.19%	0.19%	0.19%	0.19	%(5)
After management fees waived	0.00	%(5)	0.00%	0.00%	0.00%	0.00	%(5)
Ratio of net investment income (loss) to average net assets
Before management fees waived	1.58	%(5)	1.43%	0.85%	1.29%	1.29	%(5)
After management fees waived	1.77	%(5)	1.62%	1.04%	1.48%	1.48	%(5)

(1)The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)Does not round to $0.01 or $(0.01), as applicable.

(7)Excludes the impact of in-kind transactions.

(8)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

SoFi Social 50 ETF

53

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021	Period Ended February 29, 2020(1)
Net asset value, beginning of period/year	$22.82		$31.60	$29.38	$18.73	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.29		0.31	0.11	0.12	0.15
Net realized and unrealized gain (loss) on investments(7)	5.18		(8.86)	2.21	10.64	(1.27)
Total from investment operations	5.47		(8.55)	2.32	10.76	(1.12)

Less Distributions:
From net investment income	(0.33)		(0.23)	(0.10)	(0.11)	(0.15)
Total distributions	(0.33)		(0.23)	(0.10)	(0.11)	(0.15)

Net asset value, end of period/year	$27.96		$22.82	$31.60	$29.38	$18.73
Total return(4)	24.03	%(3)	(26.98)%	7.85%	57.67%	(5.67	)%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$15.9		$13.7	$20.5	$11.8	$2.8
Portfolio turnover rate(6)	17	%(3)	96%	62%	414%	168	%(3)
Ratio of expenses to average net assets	0.29	%(5)	0.29%	0.29%	0.29%	0.29	%(5)
Ratio of net investment income (loss) to average net assets	2.23	%(5)	1.24%	0.31%	0.52%	0.92	%(5)

(1)The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)Excludes the impact of in-kind transactions.

(7)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

54

The accompanying notes are an integral part of these financial statements.

SoFi Be Your Own Boss ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021	Period Ended February 29, 2020 (1)
Net asset value, beginning of period/year	$15.22		$22.46	$41.47	$18.56	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.02)		0.01	(0.11)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments(7)	1.21		(7.25)	(18.10)	23.14	(1.39)
Total from investment operations	1.19		(7.24)	(18.21)	23.03	(1.44)

Less Distributions:
From net investment income	(0.01)		—	(0.80)	(0.12)	—
Total distributions	(0.01)		—	(0.80)	(0.12)	—

Net asset value, end of period/year	$16.40		$15.22	$22.46	$41.47	$18.56
Total return(4)	7.76	%(3)	(32.23)%	(44.32)%	124.22%	(7.22	)%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$7.1		$7.6	$16.8	$51.8	$7.4
Portfolio turnover rate(6)	3	%(3)	38%	47%	68%	33	%(3)
Ratio of expenses to average net assets	0.59	%(5)	0.59%	0.59%	0.59%	0.59	%(5)
Ratio of net investment income (loss) to average net assets	-0.22%	(5)	0.03%	(0.32)%	(0.36)%	(0.36	)%(5)

(1)The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)Excludes the impact of in-kind transactions.

(7)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

SoFi Weekly Income ETF

55

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023	Year Ended February 28, 2022	Period Ended February 28, 2021(1)
Net asset value, beginning of period/year	$93.92		$100.38	$103.84	$100.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	2.59		3.84	2.56	1.16
Net realized and unrealized gain (loss) on investments(7)	0.98		(6.14)	(1.98)	3.73
Total from investment operations	3.57		(2.30)	0.58	4.89

Less Distributions:
From net investment income	(2.03)		(4.16)	(4.04)	(1.05)
Total distributions	(2.03)		(4.16)	(4.04)	(1.05)

Net asset value, end of period/year	$95.46		$93.92	$100.38	$103.84
Total return(4)	3.84	%(3)	(2.24)%	0.48%	4.91	%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$16.7		$16.4	$22.6	$20.8
Portfolio turnover rate(6)	21	%(3)	50%	49%	8	%(3)
Ratio of expenses to average net assets	0.59	%(5)	0.59%	0.59%	0.59	%(5)
Ratio of net investment income (loss) to average net assets	5.46	%(5)	4.03%	2.44%	2.73	%(5)

(1)The Fund commenced operations on October 1, 2020. The information presented is from October 1, 2020 to February 28, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)Excludes the impact of in-kind transactions.

(7)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

SoFi Weekly Dividend ETF

56

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023	Period Ended February 28, 2022(1)
Net asset value, beginning of period/year	$46.10		$49.98	$50.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.89		1.54	0.78
Net realized and unrealized gain (loss) on investments(7)	0.63		(3.91)	0.02
Total from investment operations	1.52		(2.37)	0.80

Less Distributions:
From net investment income	(0.51)		(1.50)	(0.79)
From return of capital	—		(0.01)	(0.03)
Total distributions	(0.51)		(1.51)	(0.82)

Net asset value, end of period/year	$47.11		$46.10	$49.98
Total return(4)	3.35	%(3)	(4.68)%	1.62	%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$10.6		$9.2	$10.0
Portfolio turnover rate(6)	40	%(3)	69%	68	%(3)
Ratio of expenses to average net assets	0.49	%(5)	0.49%	0.49	%(5)
Ratio of net investment income (loss) to average net assets	3.83	%(5)	3.32%	1.93	%(5)

(1)The Fund commenced operations on May 10, 2021. The information presented is from May 10, 2021 to February 28, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)Excludes the impact of in-kind transactions.

(7)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

SoFi Web 3 ETF

57

The accompanying notes are an integral part of these financial statements.

	Six Months Ended August 31, 2023 (Unaudited)	Period Ended February 28, 2023(1)
Net asset value, beginning of period	$14.96	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.26	0.04
Net realized and unrealized gain (loss) on investments(7)	3.52	(4.81)
Total from investment operations	3.78	(4.77)

Less Distributions:
From net investment income	(0.17)	(0.27)
Total distributions	(0.17)	(0.27)

Net asset value, end of period	$18.57	$14.96
Total return(3)(4)	25.33%	(23.41)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$1.4	$0.7
Portfolio turnover rate(3)(6)	44%	55%
Ratio of expenses to average net assets(5)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(5)	2.93%	0.46%

(1)The Fund commenced operations on August 8, 2022. The information presented is from August 8, 2022 to February 28, 2023.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)Excludes the impact of in-kind transactions.

(7)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

58

The accompanying notes are an integral part of these financial statements.

SoFi Smart Energy ETF

	Six Months Ended August 31, 2023 (Unaudited)	Period Ended February 28, 2023(1)		Period Ended April 30, 2022(2)
Net asset value, beginning of period	$16.27	$15.59		$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(3)	0.09	0.03		(0.03)
Net realized and unrealized gain (loss) on investments(9)	(2.20)	0.65		(4.38)
Total from investment operations	(2.11)	0.68		(4.41)

Less Distributions:
From net investment income	—	—		—
Total distributions	—	—		—

Net asset value, end of period	$14.16	$16.27		$15.59
Total return(4)(5)	(12.95)%	4.38%		(22.06)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$2.0	$3.3		$1.9
Portfolio turnover rate(4)(8)	22%	26%		41%
Ratio of expenses to average net assets(6)	0.59%	0.60	%(7)	0.65%
Ratio of net investment income (loss) to average net assets(6)	1.16%	0.22%		(0.19)%

(1)The Fund changed its fiscal year end from April 30 to February 28 effective as of the close of business on June 28, 2022. The information presented is from May 1, 2022 to February 28, 2023.

(2)The Fund commenced operations on July 20, 2021. The information presented is from July 20, 2021 to April 30, 2022.

(3)Calculated using average shares outstanding method.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Annualized.

(7)Effective August 9, 2022, the unitary fee was reduced from 0.65% to 0.59%.

(8)Excludes the impact of in-kind transactions.

(9)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

59

SoFi Funds

NOTE 1 – ORGANIZATION

The SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Be Your Own Boss ETF and SoFi Web 3 ETF are diversified series of shares and the SoFi Weekly Income ETF, SoFi Weekly Dividend ETF and SoFi Smart Energy ETF, are non-diversified series of shares (each a “Fund”, and collectively the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The SoFi Select 500 ETF and SoFi Next 500 ETF commenced operations on April 10, 2019, the SoFi Social 50 ETF and SoFi Be Your Own Boss ETF commenced operations on May 7, 2019, the SoFi Weekly Income ETF commenced operations on October 1, 2020, the SoFi Weekly Dividend ETF commenced operations on May 10, 2021, the SoFi Smart Energy ETF commenced operations on July 20, 2021 and the SoFi Web 3 ETF commenced operations on August 8, 2022.

The investment objective of the SoFi Select 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index. The investment objective of the SoFi Next 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index. The investment objective of the SoFi Social 50 ETF is to seek to track the performance, before fees and expenses, of the SoFi Social 50 Index. The investment objective of the SoFi Be Your Own Boss ETF is to seek long-term capital appreciation. The investment objective of the SoFi Weekly Income ETF is to seek to provide current income. The investment objective of the SoFi Weekly Dividend ETF is to seek to track the performance, before fees and expenses, of the SoFi Sustainable Dividend Index. The investment objective of the SoFi Web 3 ETF is to seek to track the performance, before fees and expenses, of the Solactive Web 3.0 Index. The investment objective of the SoFi Smart Energy ETF is to seek to track the performance, before fees and expenses, of the iClima Distributed Renewable Energy Index (together with the Solactive SoFi US 500 Growth Index, the Solactive SoFi US Next 500 Growth Index, the SoFi Social 50 Index, the Solactive Web 3.0 Index and the iClima Distributed Renewable Energy Index, the “Indexes”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,”

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consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2023:

SoFi Select 500 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3		Total
Common Stocks(1)	$—	$524,811,940	$—	$—		$524,811,940
Contingent Value Rights	—	—	—	0	(3)	—
Short-Term Investments	—	1,332,847	—	—		1,332,847
Investments Purchased With Collateral From Securities Lending(2)	25,783,040		—	—		25,783,040
Total Investments in Securities	$25,783,040	$526,144,787	$—	$0		$551,927,827

Contingent Value Rights(3)
Balance as of February 28, 2023	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of August 31, 2023	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at August 31, 2023:	$0

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SoFi Next 500 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$62,071,727	$—	$—	$62,071,727
Short-Term Investments	—	153,655	—	—	153,655
Investments Purchased With Collateral From Securities Lending(2)	20,816,983	—	—	—	20,816,983
Total Investments in Securities	$20,816,983	$62,225,382	$—	$—	$83,042,365

SoFi Social 50 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$15,874,642	$—	$—	$15,874,642
Short-Term Investments	—	22,546	—	—	22,546
Investments Purchased With Collateral From Securities Lending(2)	2,871,970	—	—	—	2,871,970
Total Investments in Securities	$2,871,970	$15,897,188	$—	$—	$18,769,158

SoFi Be Your Own Boss ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3		Total
Common Stocks(1)	$—	$7,049,000	$—	$0	(4)	$7,049,000
Short-Term Investments	—	3,966	—	—		3,966
Investments Purchased With Collateral From Securities Lending(2)	2,244,633	—	—	—		2,244,633
Total Investments in Securities	$2,244,633	$7,052,966	$—	$0		$9,297,599

Common Stocks(4)
Balance as of February 28, 2023	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of August 31, 2023	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at August 31, 2023:	$0

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SoFi Weekly Income ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$—	$477,715	$—	$477,715
Corporate Bonds(1)	—	—	15,384,068	—	15,384,068
Mortgage Backed Securities	—	—	195,624	—	195,624
United States Treasury Obligations	—	—	305,543	—	305,543
Short-Term Investments	—	177,680	—	—	177,680
Investments Purchased With Collateral From Securities Lending(2)	1,303,469	—	—	—	1,303,469
Total Investments in Securities	$1,303,469	$177,680	$16,362,950	$—	$17,844,099

SoFi Weekly Dividend ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$10,480,505	$—	$—	$10,480,505
Preferred Stocks(1)	—	37,637	—	—	37,637
Short-Term Investments	—	13,255	—	—	13,255
Investments Purchased With Collateral From Securities Lending(2)	1,128,421	—	—	—	1,128,421
Total Investments in Securities	$1,128,421	$10,531,397	$—	$—	$11,659,818

SoFi Web 3 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$1,383,744	$—	$—	$1,383,744
Short-Term Investments	—	6,670	—	—	6,670
Investments Purchased With Collateral From Securities Lending(2)	433,388	—	—	—	433,388
Total Investments in Securities	$433,388	$1,390,414	$—	$—	$1,823,802

SoFi Smart Energy ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$1,979,287	$—	$—	$1,979,287
Short-Term Investments	—	2,818	—	—	2,818
Investments Purchased With Collateral From Securities Lending(2)	609,593	—	—	—	609,593
Total Investments in Securities	$609,593	$3,252,331	$—	$—	$2,591,698

(1) See Schedule of Investment for the industry breakout.

(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(3)The Level 3 securities (Contingent Value Rights) were fair valued at $0 due to a lack of market activity.

(4)The Level 3 securities (Common Stocks) were fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

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B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of August 31, 2023, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, and SoFi Web 3 ETF are declared and paid at least semi-annually, for the SoFi Weekly Income ETF and SoFi Weekly Dividend ETF are declared and paid at least weekly, and for the SoFi Smart Energy ETF are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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I.Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by each Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.Recently Issued Accounting Pronouncements.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact, if any, of these amendments on the financial statements.

•In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022- 06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. The Funds are currently evaluating the impact, if any, of applying ASU 2022-06.

M.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require the funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Agency Debt Risk (SoFi Weekly Income ETF Only). Bonds or debentures issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the bond or debenture and are not guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”) or backed by the full faith and credit of the U.S. government.

Some U.S. government agencies, including Fannie Mae and Freddie Mac, purchase and guarantee residential mortgages and form MBS that they issue to the market. These agencies also hold their own Mortgage Backed Securities (“MBS”) as well as those of other institutions with funding from the agency debentures they issue. The market for MBS has been adversely affected by the value of those MBS held and/or issued by these agencies. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the U.S. (e.g., U.S. Treasury bonds). If a U.S. government agency that is the issuer of securities in which the Fund invests is unable to meet its obligations or ceases to exist and no plan is made for repayment of securities, the performance of the Fund will be adversely impacted. For obligations of Fannie Mae, Freddie Mac and other agencies that have been placed under conservatorship of the federal government, there is no guarantee that the financial support will continue. If the conservatorship is terminated, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac will no longer have the protection of the U.S. Treasury.

B.Asset Backed Securities (“ABS”) Risk (SoFi Weekly Income ETF Only). The value of ABS may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

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C.Associated Risk of Investing in Distributed Smart Energy Companies (SoFi Smart Energy ETF Only). Distributed Smart Energy Companies (as defined in the Fund’s prospectus) typically face intense competition, potentially short product lifecycles and potentially rapid product obsolescence (e.g., when a better, higher utility solution becomes available) due to anticipated and frequent technological improvements. These companies may be significantly affected by fluctuations in energy prices and in the supply and demand of renewable energy, tax incentives, subsidies and other governmental regulations and policies. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Distributed Smart Energy Companies may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, availability of certain inputs and materials required for production, depletion of resources (such as lithium, copper and cobalt), technological developments and labor relations. A decline in the price of conventional energy such as oil and natural gas could have a materially adverse impact on Distributed Smart Energy Companies. Renewable energy resources may be highly dependent upon on government policies that support renewable generation and enhance the economic viability of owning renewable electric generation assets. Investors should additionally take notice of the distinction between implemented government policy based on legislation and less guaranteed commitments which may be aspirational, subject to political risk, and difficult to enforce. Additionally, adverse environmental conditions may cause fluctuations in renewable electric generation and adversely affect the cash flows associated with Distributed Smart Energy Companies.

D.Bank Loans Risk (SoFi Weekly Income ETF Only). Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. The market for bank loans may not be highly liquid and the Fund may have difficulty selling bank loans. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans generally are subject to legal or contractual restrictions on resale. In addition, bank loans may have trade settlement periods extending beyond seven days, which means that, in certain cases, it could take the Fund a significant amount of time to get its money after selling an investment. Bank loans may be structured such that they are not “securities” under federal securities laws and therefore not subject to federal securities laws protections against fraud and misrepresentation. As such, there can be no assurances that fraud or misrepresentation will not occur with respect to bank loans in which the Fund invests.

E.Big Data & AI Risk (SoFi Web 3 ETF Only). Companies that develop or support the development of Big Data (as defined in the Fund’s prospectus) analytics systems and AI (artificial intelligence) systems may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Big Data and AI companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Big Data and AI companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. Big Data and AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. In addition, Big Data and AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Big Data and AI companies face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. Lack of resolution or potential imposition of trade tariffs may hinder the companies’ ability to successfully deploy their inventories. The customers and/or suppliers of Big Data and AI companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Big Data and AI companies.

F.Blockchain Technology Risk (SoFi Web 3 ETF Only). Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Therefore, the values of

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the companies included in the Fund’s portfolio, if any, may not be a reflection of their connection to blockchain technology, but may be based on other business operations. Currently, blockchain technology is primarily used for the recording of transactions in digital currency, which are extremely speculative, unregulated and volatile. Problems in digital currency markets could have a wider effect on companies associated with blockchain technology. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit to the companies included in the Fund’s portfolio, if any. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered in a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.

G.Call Risk (SoFi Weekly Income ETF Only). During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

H.Collateralized Mortgage-Backed Securities(“CMBS”) Risk (SoFi Weekly Income ETF Only). The Fund’s investments in CMBS are subject to the risk that if there is a shortfall in loan payments from borrowers or if an underlying property is sold via foreclosure and does not generate sufficient proceeds to meet scheduled payments on all bond classes, investments in the most subordinate outstanding bond class will incur a principal loss first, with any further losses impacting more senior classes in reverse order of payment priority. CMBS are historically more volatile than RMBS. Such securities are subject to credit, interest rate, prepayment, and extension risks.

I.Collateralized Mortgage Obligations (“CMOs”) Risk (SoFi Weekly Income ETF Only). CMOs represent interests in a short-term, intermediate-term or long-term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and to the long-term CMO last. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities including credit, interest rate, prepayment, and extension risks. In the event of a bankruptcy or other default of a broker who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses. In addition, classes of CMOs may also include interest only (“IOs”) and principal only (“POs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

J.Concentration Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, SoFi Social 50 ETF, SoFi Weekly Dividend ETF, SoFi Web 3 ETF and SoFi Smart Energy ETF Only). Each Fund’s investments will be concentrated in an industry or group of industries to the extent the applicable Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

K.Convertible Securities Risk (SoFi Weekly Income ETF Only). Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.

L.Credit Risk (SoFi Weekly Income ETF Only). Issuers and/or counterparties may fail to make payments when due or default completely. If an issuer’s or counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate, making it difficult for the Fund to sell such investments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.

M.Currency Exchange Rate Risk (SoFi Be Your Own Boss ETF Only). Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may

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go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

N.Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with each Fund’s ability to calculate their NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. As a result, the Funds and their shareholders could be negatively impacted.

O.Depositary Receipt Risk (SoFi Smart Energy ETF and SoFi Web 3 ETF Only). Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the Underlying Shares. When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Funds are exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. The Funds will not invest in any unlisted depositary receipts or any depositary receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, the Funds may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts. The use of a depositary receipt may increase tracking error relative to the applicable Index if the Index includes the foreign security instead of the depositary receipt.

P.Dividend Risk (SoFi Weekly Income ETF and SoFi Weekly Dividend ETF Only). Dividend payments may fluctuate widely in amounts. There is no guarantee that issuers of the securities held by the Funds will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time. An issuer of a security may be unwilling or unable to pay income on a security. Dividends are paid only when declared by an issuer’s board of directors, and the amount of any dividend may vary over time. The Funds’ NAV may fluctuate based on the timing of the receipt and payment of dividends.

Q.Emerging Markets Risk (SoFi Be Your Own Boss ETF, SoFi Weekly Income ETF and SoFi Web 3 ETF Only). Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political, and economic uncertainty, (iv) governmental controls on foreign investments

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and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Funds to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for each Fund’s Shares and cause the Funds to decline in value.

R.Emerging and Developing Markets Risk (SoFi Smart Energy ETF Only). Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value. Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. The Index Provider may have less reliable or outdated information from emerging or developing market companies due to issues associated with the regulatory, accounting, auditing, and financial reporting and recordkeeping standards when assessing if a company should be included in the Index.

S.Equity Market Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, SoFi Weekly Dividend ETF, SoFi Web 3 ETF, and SoFi Smart Energy ETF Only). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

T.Event Risk (SoFi Weekly Income ETF Only). Corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

U.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/ or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk (SoFi Weekly Income ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for shares based on trading volume and market liquidity and is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively

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small investor base in the Funds, asset swings in the Funds and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate a Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. Because securities held by the SoFi Be Your Own Boss ETF may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although shares are listed on a national securities exchange, such as NYSE Arca, Inc. and The NASDAQ Stock Market, LLC (the “Exchanges”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchanges, make trading in shares inadvisable. In addition, trading in shares on the Exchanges is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchanges when a decline in the S&P 500 during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchanges may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

V.Extension Risk (SoFi Weekly Income ETF Only). When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than the value of shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

W.Floating and Variable Rate Securities Risk (SoFi Weekly Income ETF Only). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Sub-Adviser (defined below). Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

X.Foreign Securities Risks (SoFi Be Your Own Boss ETF, SoFi Weekly Income ETF, SoFi Weekly Dividend ETF, SoFi Web 3 ETF, and SoFi Smart Energy ETF, Only). Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could

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cause the Funds to lose money on its investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. securities may trade on days when shares are not priced, NAV may change at times when shares cannot be sold.

Foreign banks and securities depositories at which the Funds hold their foreign securities and cash may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Additionally, many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of each Fund’s investments.

Y.General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Z.High-Yield Securities Risk (SoFi Weekly Income ETF Only). Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.

Lower grade instruments, though higher yielding, are characterized by higher risk. The retail secondary market for lower grade instruments, which are often thinly traded or subject to irregular trading, may be less liquid than that for higher rated instruments. Such instruments can be more difficult to sell and to value than higher rated instruments because there is generally less public information available about such securities. As a result, subjective judgment may play a greater role in valuing such instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in the Fund, both in the short-term and the long-term.

AA.Illiquid Investment Risk (SoFi Weekly Income ETF Only). The Fund may invest up to 15% of its net assets in illiquid or restricted investments deemed illiquid. Investments in restricted investments could have the effect of increasing the amount of the Fund’s assets invested in illiquid investments if qualified institutional buyers are unwilling to purchase these investments.

Illiquid and restricted investments may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted investments generally is more volatile than that of more liquid investments, which may adversely affect the price that the Fund pays for or recovers upon the sale of such investments. Illiquid and restricted investments are also more difficult to value, especially in challenging markets. The Adviser’s or Sub-Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted investments may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered investment, the Fund, where it has contractual rights to do so, may have to cause such investment to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the investment is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of investments vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the investments. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder redemptions and as a result, the Fund may be forced to sell investments at inopportune prices.

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BB.Index ETF Risk (SoFi Next 500, SoFi Select 500, Sofi Smart Energy ETF, SoFi Social 50, SoFi Weekly Dividend ETF, and SoFi Web 3 ETF Only). Each Fund’s strategy is linked to an Index maintained by the Index Provider that exercises complete control over the Index. Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Funds and their correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index may not reflect all companies meeting the Index’s eligibility criteria if certain characteristics of a company are not known at the time the Index is composed or reconstituted. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Funds to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Funds and their shareholders.

CC. Interest Rate Risk (SoFi Weekly Income ETF Only). The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

DD.Limited Operating History Risk (SoFi Smart Energy ETF, SoFi Web 3 ETF, and SoFi Weekly Dividend ETF Only). Each Fund is a recently organized management investment company with a limited operating history and a small asset base. As a result, prospective investors have a limited track record or history on which to base their investment decisions. Additionally, due to each Fund’s small asset base, certain of each Fund’s expenses and their portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Funds do not grow to or maintain a viable size, they may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

EE.London Interbank Offered Rate (“LIBOR”) Risk (SoFi Weekly Income ETF only). Instruments in which the Fund invests may pay interest at floating rates based on the LIBOR or may be subject to interest caps or floors based on LIBOR. LIBOR is an interest rate benchmark that will no longer be offered after June 30, 2023. The U.S. Congress passed the Adjustable Interest Rate (LIBOR) Act on March 15, 2022. The LIBOR Act replaces references to LIBOR for U.S. contracts that will not mature before June 30, 2023 with benchmark replacements based on the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities and is published daily by the Federal Reserve Bank of New York. The benchmark replacement rate may not have the same value or economic equivalence as LIBOR. The transition from LIBOR could have a significant impact on the financial markets, including increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments. The transition to an alternative interest rate may not be orderly, may occur over various time periods or may have unintended consequences.

FF.Management Risk (SoFi Be Your Own Boss ETF and SoFi Weekly Income ETF Only). The Funds are actively-managed and may not meet their investment objective based on the Adviser’s or Sub-Adviser’s, as applicable, success or failure to implement investment strategies for the Funds.

GG.Market Capitalization Risk.

•Large-Capitalization Investing (SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, SoFi Weekly Dividend ETF, SoFi Smart Energy ETF and SoFi Web 3 ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

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•Mid-Capitalization Investing (SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, SoFi Weekly Dividend ETF, SoFi Smart Energy ETF and SoFi Web 3 ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing (SoFi Be Your Own Boss ETF, SoFi Smart Energy ETF and SoFi Web 3 ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

•Micro-Capitalization Investing (SoFi Web 3 ETF Only). Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

HH.Metaverse Risk (SoFi Web 3 ETF Only). Metaverse companies provide internet navigation services and reference guide information and publish, provide or present proprietary advertising and/or third-party content. In addition, they often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This industry is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet has increased dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices, could adversely affect operating results. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results. Many internet-related companies have declared bankruptcy, gone out of business and incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Metaverse companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of a Metaverse company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of a Metaverse or other new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by a Metaverse company to modify or adapt its services or infrastructure, which could have a material adverse effect on the company’s business.

II.Mortgage-Backed Securities Risk (SoFi Weekly Income ETF Only). Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as Ginnie Mae and government-related organizations such as Fannie Mae and Freddie Mac. Although these mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund will receive scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, MBS do not provide an effective means of locking in long-term interest rates for the investor. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS.

The mortgage market in the United States has experienced and may in the future experience difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) may increase and real-estate values may decline due to such difficulties, which may exacerbate such delinquencies and losses. Reduced investor demand for mortgage loans and

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mortgage-related securities and increased investor yield requirements may cause limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities and the Fund. MBS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment, and extension risks.

JJ.Models and Data Risk (SoFi Next 500, SoFi Select 500, SoFi Smart Energy ETF and SoFi Web 3 ETF Only). The composition of the Index is heavily dependent on proprietary quantitative models as well as Models and Data. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, each Fund’s portfolio can be expected to also reflect the errors.

KK.Municipal Securities Risk (SoFi Weekly Income ETF Only). Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from the project or the assets.

LL.NFT & Tokenization Industry Risk (SoFi Web 3 ETF Only). The NFT (non-fungible tokens) and tokenization industries are rapidly evolving and intensely competitive, and are subject to changing technologies, shifting user needs, and frequent introductions of new products and services. If the NFT marketplace fails to continue to grow, firms that support NFT marketplaces may lose money or go out of business. In addition, the value of NFTs and other digital assets are extremely volatile and are subject to significant risks.

Blockchain (distributed ledgers) is used to record transfers of ownership of NFTs and other digital assets. NFTs are “held” in digital wallets and are solely represented by ledger balances and secured by cryptographic key pairs, a public key and a private key (via a password). A private key is needed to sell or transfer an NFT. As a result, NFTs can be lost permanently if an owner loses the private key to its digital wallet. In addition, NFTs may be vulnerable to cyber theft or technology failures. For example, if an NFT company is hacked and any one or more of its private keys (or passwords) are stolen, the thief could transfer the digital assets to its own account and/or sell them. Further, if such a breach were to occur companies cannot guarantee that it could be detected in time to prevent the unauthorized sale/transfer/use of the affected digital assets. The blockchain on which ownership of NFTs is recorded may be the target of malicious cyberattacks or may contain exploitable flaws in its underlying code, which may result in security breaches or the loss, decline in value, or theft of underlying digital assets. There is currently no insurance available for NFTs. As a result, NFT firms are largely self-insured for NFT losses. An NFT company that suffers a large loss may be subject to significant financial stress.

NFTs and other digital assets are a new and relatively untested asset class. There is considerable uncertainty about their long-term viability. In addition, the success of digital assets will depend on whether blockchain and other new technologies related to digital assets turn out to be useful and economically viable. The value of NFTs relies in part on the development, general acceptance and adoption and usage of blockchain assets, rather than solely on the value of the underlying item itself (for example, artwork). There can be no assurance that the market for NFTs will be sustained, which may materially adversely affect the value of NFT companies and the Fund’s investments.

MM.Non-Diversification Risk (SoFi Weekly Income ETF, SoFi Weekly Dividend ETF, and SoFi Smart Energy ETF Only). A non-diversified Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance.

NN.Passive Investment Risk (SoFi Next 500, SoFi Select 500, SoFi Social 50, Sofi Weekly Dividend ETF, SoFi Web 3 ETF and SoFi Smart Energy ETF Only). The Funds invest in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform its Index or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to their Index. The returns from the types of securities in which the Funds invest may underperform returns from the various general securities markets or different asset classes. This may cause the Funds to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Unaudited) (Continued)

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SoFi Funds

OO.Prepayment Risk (SoFi Weekly Income ETF Only). The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to repay debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

PP.Privately Placed Securities Risk (SoFi Weekly Income ETF Only). Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

QQ. Rating Agencies Risk (SoFi Weekly Income ETF Only). Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

RR.REIT Investment Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent a Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The Funds expect that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

SS.Residential Mortgage Back Securities (“RMBS”) Risk (SoFi Weekly Income ETF Only). RMBS are particularly susceptible to prepayment risks, as they generally do not contain prepayment penalties and a reductio in interest rates will increase the prepayments on the RMBS. Such securities are also subject to credit, interest rate, and extension risks. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s equity in the mortgaged property, and the financial circumstances of the borrower. Certain mortgage loans may be of sub-prime credit quality (i.e., do not meet the customary credit standards of Fannie Mae and Freddie Mac). Delinquencies and liquidation proceedings are more likely with sub-prime mortgage loans than with mortgage loans that satisfy customary credit standards. If a portfolio of RMBS is backed by loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions in the United States, residential mortgage loans may be more susceptible to geographic risks relating to such areas. Violation of laws, public policies, and principles designed to protect consumers may limit the servicer’s ability to collect all or part of the principal or interest on a residential mortgage loan, entitle the borrower to a refund of amounts previously paid by it, or subject the servicer to damages and administrative enforcement. Any such violation could also result in cash flow delays and losses on the related issue of RMBS. It is not expected that RMBS will be guaranteed or insured by any U.S. governmental agency or instrumentality or by any other person. Distributions on RMBS will depend solely upon the amount and timing of payments and other collections on the related underlying mortgage loans. (See “Credit Risk,” “Interest Rate Risk,” and “Extension Risk” for more information on these risks).

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Unaudited) (Continued)

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SoFi Funds

TT.Sector Risk. Each Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub-sectors of the market at any given time. To the extent the Funds invest more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and their performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. Each Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

•Communication Services Sector Risk (SoFi Be Your Own Boss ETF Only). The Fund may emphasize its investments in companies in the communication services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communication services companies are susceptible to the risk of potential obsolescence of products and services due to technological. advancements and innovation competition among companies. Demand for product, shifting consumer demographics and shifting consumer preferences can drastically affect a communication services company’s profitability. Companies in the communication services sector may be particular targets of cyber-security losses and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation.

•Consumer Discretionary Sector Risk (SoFi Social 50 ETF Only). The Fund may emphasize its investments in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•Energy Sector Risk (SoFi Smart Energy ETF Only). Companies operating in the energy sector or issuers in energy-related industries are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; worldwide economic growth; extreme weather or other natural disasters; imposition of taxes, tariffs, sanctions or embargoes; domestic or international conflicts and threats of attack by terrorists, or cyber attacks on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies. Any factors adversely affecting companies in the energy sector could have a significant adverse impact on Distributed Smart Energy Companies and the Fund’s performance.

•Financial Services Sector Risk (Sofi Weekly Income ETF and Sofi Weekly Dividend ETF Only). The Funds may emphasize their investments in companies in the financial services sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and disruptions in the banking sector, among other factors. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Unaudited) (Continued)

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SoFi Funds

•Industrials Sector Risk (SoFi Smart Energy ETF Only). The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

•Technology Sector Risk (SoFi Be Your Own Boss ETF and SoFi Web 3 ETF Only). The Funds may emphasize their investments in companies in the technology sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. The securities of technology or technology-related companies have historically been more volatile than those of other companies, especially recently. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of each Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

UU.TBA Securities and Rolls Risk (SoFi Weekly Income ETF Only). TBA transactions are subject to increased credit risk and increased overall investment exposure. TBA rolls involve the risk that the Fund’s counterparty will be unable to deliver the MBS underlying the TBA roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. TBA roll transactions may have the effect of creating leverage in the Fund’s portfolio.

VV.Third Party Data Risk (SoFi Social 50 ETF, SoFi Weekly Dividend ETF and SoFi Smart Energy ETF Only). The composition of the Index, and consequently each Fund’s portfolio, is heavily dependent on proprietary Third Party Data. When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, each Fund’s portfolio can also be expected to reflect the errors.

WW.TIPS Risk (SoFi Weekly Income ETF Only). Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the Consumer Price Index (“CPI”) will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk and interest rate risk.

XX. Tracking Error Risk (Sofi Next 500 ETF, Sofi Select 500 ETF, SoFi Social 50 ETF, SoFi Weekly Dividend ETF, SoFi Web 3 ETF, and SoFi Smart Energy ETF Only). As with all index funds, the performance of the Funds and their Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by their Index. In addition, the Funds may not be fully invested in the securities of their Index at all times or may hold securities not included in their Index. The use of sampling techniques may affect each Fund’s ability to achieve close correlation with their Index. The Funds may use a representative sampling strategy to achieve their investment objective, if the Adviser believes it is in the best interest of the Funds, which generally can be expected to produce a greater non-correlation risk.

YY. Uncertain Tax Treatment Risk (SoFi Weekly Income ETF Only). The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Unaudited) (Continued)

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SoFi Funds

ZZ.Unrelated Business Risk (SoFi Web 3 ETF Only). Many of the companies in which the Fund will invest have other business lines unrelated to one of the thematic categories. These other lines of business could adversely affect those firms’ operating results and, in turn, hurt the Fund’s performance. The operating results of companies with other business lines may fluctuate independently of the fluctuations in the relevant thematic category businesses. In addition, a particular company’s ability to engage in new business activities may expose it to additional risks for which it has less experience than its existing business lines. Despite a company’s possible success in activities linked to its use of one or more of the thematic categories, there can be no assurance that its other lines of business will not adversely affect the company’s business, financial condition, or market value. In addition, a particular company’s unrelated businesses may impact the Fund’s investment returns and it may be difficult to isolate thematic category-related returns from other return sources.

AAA.U.S. Government Obligations Risk (SoFi Weekly Income ETF Only). Obligations of U.S. government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

BBB. User Bias Risk (SoFi Social 50 ETF Only). The securities that comprise the Index are selected by retail investors holding SoFi Accounts, who may not be professional investors, may have no financial expertise, and may not do any research on the companies in which they invest prior to investing. In some cases, investment decisions made may be influenced by non-quantitative factors, including, without limitation, cognitive and emotional biases, resulting in the inclusion of certain securities in the Index which may underperform the market generally and result in lower returns for the Fund.

CCC.Valuation Risk (SoFi Weekly Income ETF Only). It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.

DDD.When-Issued, Delayed Delivery, and Forward Commitment Risk (SoFi Weekly Income ETF Only). The purchase of securities on a when-issued, delayed delivery, or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued, delayed delivery, or forward commitment basis with the intention of actually acquiring securities for its portfolio, it may dispose of a when- issued or delayed delivery security or forward commitment prior to settlement if the SoFi Weekly Income ETF’s Sub-Adviser deems it appropriate to do so.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds. For the SoFi Weekly Income ETF, the Adviser provides oversight of the Sub-Adviser (defined below), monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and review of the Sub-Adviser’s performance.

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Unaudited) (Continued)

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SoFi Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Unaudited) (Continued)

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Fund	Management Fee	Management Fee After Waiver
SoFi Select 500 ETF	0.19%	0.00%
SoFi Next 500 ETF	0.19%	0.00%
SoFi Social 50 ETF	0.29%	0.29%
SoFi Be Your Own Boss ETF	0.59%	0.59%
SoFi Weekly Income ETF	0.59%	0.59%
SoFi Weekly Dividend ETF	0.49%	0.49%
SoFi Web 3 ETF	0.59%	0.59%
SoFi Smart Energy ETF	0.59%	0.59%

The Adviser has contractually agreed to waive its full Management Fee for the SoFi Select 500 ETF and SoFi Next 500 ETF until at least June 30, 2024 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. There is currently no Fee Waiver Agreement in effect for the SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, SoFi Weekly Income ETF, SoFi Weekly Dividend ETF, SoFi Web 3 ETF, or SoFi Smart Energy ETF. Management Fees for the period ended August 31, 2023 are disclosed in the Statements of Operations.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”), and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser. The Adviser has entered into an agreement with Social Finance, Inc. (“SoFi”), under which SoFi, or an affiliate of SoFi, assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of a Fund, except Excluded Expenses, the “Unitary Expenses”). For assuming the payment obligation, the Adviser has agreed to pay SoFi the profits, if any, generated by each Fund’s unitary Management Fee. Although SoFi has agreed to be responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. SoFi also provides marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds.

Income Research + Management (“IR+M”) (the “Sub-Adviser”) serves as a sub-adviser to the SoFi Weekly Income ETF pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for day-to-day management of the SoFi Weekly Income ETF’s portfolio, including determining the securities purchased and sold by the Fund and the execution of the Fund’s portfolio investments. The Sub-Adviser is responsible for trading portfolio securities for the SoFi Weekly Income ETF, including selecting broker-dealers to execute purchase and sale transactions subject to the supervision of the Adviser and the Board.

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of the Fund as follows:

Fund	IR+M Sub-Advisory Fee
SoFi Weekly Income ETF	0.35% on first $20 million
0.30% on next $80 million
0.20% on next $200 million
0.15% on next $300 million
0.10% on next $400 million
0.075% on amounts over $1 billion

The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser by the Adviser.

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NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Unaudited) (Continued)

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of August 31, 2023, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
SoFi Select 500 ETF	$25,141,582	$25,783,040	4.8%
SoFi Next 500 ETF	20,377,360	20,816,983	32.7%
SoFi Social 50 ETF	2,728,572	2,871,970	17.1%
SoFi Be Your Own Boss ETF	2,182,599	2,244,633	31.0%
SoFi Weekly Income ETF	1,276,935	1,303,469	7.6%
SoFi Weekly Dividend ETF	1,092,587	1,128,421	10.3%
SoFi Web 3 ETF	408,221	433,388	29.3%
SoFi Smart Energy ETF	586,848	609,593	29.6%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended August 31, 2023, the Funds each loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations.

The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

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SoFi Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Unaudited) (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
SoFi Select 500 ETF	$78,655,252	$74,567,122
SoFi Next 500 ETF	17,564,776	16,970,995
SoFi Social 50 ETF	2,508,441	2,539,027
SoFi Be Your Own Boss ETF	220,429	228,429
SoFi Weekly Income ETF	3,388,192	3,350,592
SoFi Weekly Dividend ETF	5,108,994	3,934,564
SoFi Web 3 ETF	551,861	530,195
SoFi Smart Energy ETF	556,316	561,799

For the period ended August 31, 2023, there were no purchases or sales of long-term U.S. government securities.

For the period ended August 31, 2023, the cost of purchases and proceeds from in-kind transactions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
SoFi Select 500 ETF	$71,065,146	$37,065,380
SoFi Next 500 ETF	10,505,616	5,137,262
SoFi Social 50 ETF	5,895,254	6,305,661
SoFi Be Your Own Boss ETF	—	1,112,019
SoFi Weekly Income ETF	—	—
SoFi Weekly Dividend ETF	—	—
SoFi Web 3 ETF	1,001,181	650,001
SoFi Smart Energy ETF	—	838,602

NOTE 7 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended August 31, 2023 and year/period ended February 28, 2023 was as follows:

	Ordinary Income
	August 31, 2023	February 28, 2023
SoFi Select 500 ETF	$3,698,392	$5,974,658
SoFi Next 500 ETF	475,959	731,180
SoFi Social 50 ETF	170,723	142,199
SoFi Be Your Own Boss ETF	3,077	—
SoFi Weekly Income ETF	355,250	901,768
SoFi Weekly Dividend ETF	110,500	299,722
SoFi Web 3 ETF	12,946	13,439
SoFi Smart Energy ETF	—	—

	Return of Capital
	August 31, 2023	February 28, 2023
SoFi Weekly Dividend ETF	$—	$3,054

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SoFi Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Unaudited) (Continued)

As of the most recent fiscal year/period ended February 28, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Be Your Own Boss ETF	SoFi Weekly Income ETF	SoFi Weekly Dividend ETF	SoFi Web 3 ETF	SoFi Smart Energy ETF(6)

Cost of investments(5)	$478,102,748	$76,612,345	$23,647,580	$21,582,271	$17,924,176	$10,434,890	$1,064,548	$4,372,841
Gross tax unrealized appreciation	28,103,022	4,843,619	698,572	56,560	142,210	460,621	64,556	131,617
Gross tax unrealized depreciation	(44,311,401)	(9,819,207)	(6,944,317)	(11,513,684)	(1,181,194)	(573,705)	(155,234)	(757,508)
Net tax unrealized appreciation (depreciation)	(16,208,379)	(4,975,588)	(6,245,745)	(11,457,124)	(1,038,984)	(113,084)	(90,678)	(625,892)
Undistributed ordinary income (loss)	1,222,661	124,574	80,837	3,635	8,784	—	—	3,121
Undistributed long-term capital gain (loss)	—	—	—	—	—	—	—	—
Total distributable earnings	1,222,661	124,574	80,837	3,635	8,784	—	—	3,121
Other accumulated gain (loss)	(12,038,776)	(3,926,529)	(7,647,546)	(3,794,467)	(544,175)	(715,815)	(54,737)	(101,802)
Total accumulated gain (loss)	$(27,024,494)	$(8,777,543)	$(13,812,454)	$(15,247,956)	$(1,574,375)	$(828,899)	$(145,515)	$(724,573)

(5)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

(6)The Fund changed its fiscal year end from April 30 to February 28 effective as of the close of business on June 28, 2022. The information presented is from May 1, 2022 to February 28, 2023.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of the most recent fiscal year ended February 28, 2023, the Funds had no late year losses and the SoFi Web 3 ETF had post-October losses of $54,737. As of the most recent fiscal year ended February 28, 2023, the following Funds had short-term and long-term capital loss carryovers, both of which do not expire:

Short-Term Capital Loss Carryover

SoFi Select 500 ETF	10,077,940
SoFi Next 500 ETF	3,104,573
SoFi Social 50 ETF	5,254,091
SoFi Be Your Own Boss ETF	686,603
SoFi Weekly Income ETF	190,965
SoFi Weekly Dividend ETF	503,413
SoFi Smart Energy ETF	67,921

Long-Term Capital Loss Carryover

SoFi Select 500 ETF	1,960,836
SoFi Next 500 ETF	821,956
SoFi Social 50 ETF	2,393,455
SoFi Be Your Own Boss ETF	3,107,864
SoFi Weekly Income ETF	353,210
SoFi Weekly Dividend ETF	212,402
SoFi Smart Energy ETF	33,881

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SoFi Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Unaudited) (Continued)

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the following Funds a credit facility pursuant to Loan Agreements for temporary or extraordinary purposes. Credit facility details for the period ended August 31, 2023, are as follows:

SoFi Be Your Own Boss ETF
Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of August 31, 2023	—
Average interest rate, when in use	—

SoFi Weekly Income ETF
Maximum available credit	$1,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of August 31, 2023	—
Average interest rate, when in use	—

SoFi Weekly Dividend ETF
Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of August 31, 2023	—
Average interest rate, when in use	—

Interest expense incurred for the period ended August 31, 2023 is disclosed in the Statements of Operations, if applicable.

The credit facility for the SoFi Be Your Own Boss ETF and the SoFi Weekly Dividend ETF is an uncommitted, senior secured 364- day umbrella line of credit used for the benefit of certain funds within the Trust. The credit facility for the SoFi Weekly Income ETF is an uncommitted, senior secured 364-day line of credit used for the benefit of the Fund.

NOTE 9 – SHARE TRANSACTIONS

Shares of the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Weekly Income ETF, SoFi Weekly Dividend ETF and SoFi Smart Energy ETF are listed and traded on NYSE Arca, Inc. and shares of the SoFi Be Your Own Boss ETF and SoFi Web 3 ETF are listed and traded on The NASDAQ Stock Market, LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Web 3 ETF and SoFi Smart Energy ETF is $500, for the SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, and SoFi Weekly Income ETF is $300, and for the SoFi Weekly Dividend ETF is $1,500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for Funds of up to a maximum

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NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Unaudited) (Continued)

of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

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SoFi Funds

EXPENSE EXAMPLES For the Six Months Ended August 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 1, 2023 to August 31, 2023.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SoFi Select 500 ETF
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period(1)

Actual	$1,000.00	$1,152.00	$—
Hypothetical (5% annual return before expenses)	1,000.00	1,025.14	—

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six month period of 0.00% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six month period).

SoFi Next 500 ETF
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period(2)

Actual	$1,000.00	$1,048.50	$—
Hypothetical (5% annual return before expenses)	1,000.00	1,025.14	—

(2) Expenses are equal to the Fund’s annualized net expense ratio for the most recent six month period of 0.00% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six month period).

SoFi Social 50 ETF
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period(3)

Actual	$1,000.00	$1,240.30	$1.63
Hypothetical (5% annual return before expenses)	1,000.00	1,023.68	1.48

(3)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.29%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six-month period).

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SoFi Funds

SoFi Be Your Own Boss ETF
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period(4)

Actual	$1,000.00	$1,077.60	$3.09
Hypothetical (5% annual return before expenses)	1,000.00	1,022.17	3.00

(4)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.59%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six month period).

SoFi Weekly Income ETF
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period(5)

Actual	$1,000.00	$1,038.40	$3.02
Hypothetical (5% annual return before expenses)	1,000.00	1,022.17	3.00

(5)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.59%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six month period).

SoFi Weekly Dividend ETF
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period(6)

Actual	$1,000.00	$1,033.50	$2.50
Hypothetical (5% annual return before expenses)	1,000.00	1,022.67	2.49

(6)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.49%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six month period).

SoFi Web 3 ETF
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period(7)

Actual	$1,000.00	$1,253.30	$3.34
Hypothetical (5% annual return before expenses)	1,000.00	1,022.17	3.00

(7)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.59%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six month period).

SoFi Smart Energy ETF
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period(8)

Actual	$1,000.00	$870.50	$2.77
Hypothetical (5% annual return before expenses)	1,000.00	1,022.17	3.00

(8)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.59%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six month period).

EXPENSE EXAMPLES For the Periods Ended August 31, 2023 (Unaudited) (Continued)

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SoFi Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, SoFi Weekly Income ETF, SoFi Weekly Dividend ETF, SoFi Web 3 ETF, and SoFi Smart Energy ETF (the “Funds”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Funds and to protect the Funds’ shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, each Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the SoFi Weekly Income ETF; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 24, 2023, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Funds because each Fund is classified (other than the SoFi Weekly Income ETF) as an In-Kind ETF ( as defined under Rule 22e-4). The Report also noted that no highly liquid investment minimum is required for the SoFi Weekly Income ETF because the Fund qualifies as a primarily highly liquid fund (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that each Fund’s investment strategies remained appropriate for an open-end fund and that the Funds were able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Funds. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

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SoFi Funds

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on April 5, 2023 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SoFi Select 500 ETF (the “Select 500 ETF”), the SoFi Next 500 ETF (the “Next 500 ETF”), the SoFi Social 50 ETF (the “Social 50 ETF”), the SoFi Be Your Own Boss ETF (the “BYOB ETF”), the SoFi Weekly Dividend ETF (the “Weekly Dividend ETF”) and the SoFi Smart Energy ETF (the “Smart Energy ETF”) (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and Toroso Investments, LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Charles Ragauss, who serves as a portfolio manager of the Select 500 ETF, Next 500 ETF, Social 50 ETF, BYOB ETF, Weekly Dividend ETF and Smart Energy ETF, Michael Venuto, who serves as a portfolio manager of the BYOB ETF, Weekly Dividend ETF and Smart Energy ETF, and David Dziekanski, who serves as a portfolio manager of the BYOB ETF, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board noted that prior to August 9, 2022, the SoFi Smart Energy ETF was named the iClima Distributed Smart Energy ETF and the SoFi Be Your Own Boss ETF was named the SoFi Gig Economy ETF, but each Fund operated under the same investment objective and principal investment strategies, respectively. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Select 500 ETF, Next 500 ETF, Social 50 ETF, Weekly Dividend ETF and Smart Energy ETF (the “SoFi Index Funds”) achieve their investment objectives as passively-managed ETFs and the extent to which the BYOB ETF achieves its investment objective as an actively-managed ETF. The Board noted that the SoFi Index Funds are each designed to track the performance of an index and the Adviser is responsible for trade execution. The Board noted that, with respect to the BYOB ETF, the Adviser is responsible for active portfolio management, including selecting the Fund’s investments and trade execution.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the Funds and the Adviser. The Board noted that the SoFi Index Funds were designed to track the performance of an index and considered the extent to which the SoFi Index Funds tracked their respective indexes, before fees and expenses, in addition to the performance of the Funds against their benchmark indexes and respective peer groups. For the BYOB ETF, the Board considered the Fund’s performance against its benchmark index and peer group.

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SoFi Funds

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Board considered the performance of the Select 500 ETF on an absolute basis, in comparison to its underlying index (the Solactive SoFi US 500 Growth Index), in comparison to its benchmark index (the S&P 500 Total Return Index), and in comparison to a peer group of funds in the Fund’s current Morningstar category based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. large growth funds) (the “SFY Morningstar Peer Group”). The Board noted that the Fund’s performance was generally in-line with its underlying index and noted factors that contributed to any tracking error. The Board noted that the Fund underperformed the S&P 500 Total Return Index over the one-year and since inception periods ended December 31, 2022. The Board also noted that the Fund underperformed the SFY Morningstar Peer Group average for the year-to-date period ended February 28, 2023, but outperformed the Morningstar Peer Group average for the one-year and three-year periods ended February 28, 2023.

The Board considered the performance of the Next 500 ETF on an absolute basis, in comparison to its underlying index (the Solactive SoFi US Next 500 Growth Index), in comparison to its benchmark index (the S&P MidCap 400 Total Return Index), and in comparison to a peer group of funds in the Fund’s current Morningstar category based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. mid-cap blend funds) (the “SFYX Morningstar Peer Group”). The Board noted that the Fund’s performance was generally in line with its underlying index and noted factors that contributed to any tracking error. The Board noted that the Fund underperformed the S&P MidCap 400 Total Return Index over the one-year and since inception periods ended December 31, 2022. The Board also noted that the Fund outperformed the SFYX Morningstar Peer Group average for the year-to-date period ended February 28, 2023, but underperformed the Morningstar Peer Group average for the one-year and three-year periods ended February 28, 2023.

The Board discussed the performance of the Social 50 ETF on both an absolute basis and in comparison to its underlying index (the SoFi Social 50 Index), a benchmark index (the S&P 500 Total Return Index), and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. large-cap growth funds) (the “SFYF Morningstar Peer Group”). The Board noted that the Social 50 ETF’s investment objective and principal investment strategies were substantially revised on June 30, 2020 and the performance of the Fund for periods prior to that date were achieved under the Fund’s prior investment objectives and principal investment strategies and would have differed if the Fund’s current investment objective and principal investment strategies had been in effect during those periods. As a result, when evaluating the Social 50 ETF’s performance in comparison to its underlying index, the Board evaluated blended index performance for the prior underlying index (the Solactive SoFi US 50 Growth Index) and the current underlying index (the SoFi Social 50 Index) for the relevant periods. The Board noted that the Social 50 ETF’s performance was generally in line with the blended underlying index. The Board noted that the Social 50 ETF underperformed the S&P 500 Index for the one-year and since inception periods ended December 31, 2022. The Board also noted that the Fund outperformed the SFYF Morningstar Peer Group average for the year-to-date period ended February 28, 2023, but underperformed the SFYF Morningstar Peer Group average for the one-year and three-year periods ended February 28, 2023.

The Board discussed the performance of the BYOB ETF on both an absolute basis and in comparison to its primary benchmark index, the S&P 500 Total Return Index, a secondary benchmark index, the NASDAQ 100 Total Return Index, and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. global large-stock growth funds) (the “BYOB Morningstar Peer Group”). The Board noted that the BYOB ETF had underperformed the S&P 500 Total Return Index and NASDAQ 100 Total Return Index for the one-year and since inception periods ended December 31, 2022. The Board also noted that the BYOB ETF had outperformed the BYOB Morningstar Peer Group average for the year-to-date period ended February 28, 2023, but underperformed the BYOB Morningstar Peer Group average for the one-year and three-year periods ended February 28, 2023.

The Board considered the performance of the Weekly Dividend ETF on an absolute basis, in comparison to its underlying index (the SoFi Sustainable Dividend Index), in comparison to its primary benchmark index, the S&P 500 Total Return Index, in comparison to a secondary benchmark index, the Bloomberg 1-3 Year Credit Index, and in comparison to a peer group of funds in the Fund’s current Morningstar category based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. global large-stock value funds) (the “WKLY Morningstar Peer Group”). The Board noted that the Fund’s performance was generally in line with its underlying index and noted factors that contributed to any tracking error. The Board noted that the Fund underperformed the Bloomberg 1-3 Year Credit Index over the one-year period ended December 31, 2022, outperformed the S&P 500 Total Return Index over the one-year period ended December 31, 2022, and outperformed the S&P 500 Total Return Index and Bloomberg 1-3 Year Credit Index over the since inception period ended December 31, 2022. The Board also noted that the Fund underperformed the WKLY Morningstar Peer Group average for the year-to-date and one-year periods ended February 28, 2023.

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SoFi Funds

The Board considered the performance of the Smart Energy ETF on an absolute basis, in comparison to its underlying index (the iClima Distributed Renewable Energy Index), in comparison to its benchmark index, the Dow Jones Global Index, and in comparison to a peer group of funds in the Fund’s current Morningstar category based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. miscellaneous sector funds) (the “ENRG Morningstar Peer Group”). The Board noted that the Fund’s performance was generally in line with its underlying index and noted factors that contributed to any tracking error. The Board noted that the Fund underperformed the Dow Jones Global Index over the one-year and since-inception periods ended December 31, 2022. The Board also noted that the Fund outperformed the ENRG Morningstar Peer Group average for the year-to-date and one-year periods ended February 28, 2023.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fees, including a review of comparative expenses, expense components and peer group selection for each Fund. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b1 Plan. The Board noted that the Adviser continues to responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources, subject to the contractual agreement of each Fund’s sponsor, Social Finance, Inc., to assume such obligation in exchange for the profits, if any, generated by each Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement with respect to each Fund.

For the Select 500 ETF, the Board noted that the Adviser had contractually agreed to maintain an annual net expense ratio of 0.00% since the Fund’s inception and at least through June 30, 2023. The Board noted that the Fund’s advisory fee of 0.19% was below the SFY Morningstar Peer Group average of 0.40% and the Fund’s expense ratio, net of fee waivers, of 0.00% was below the SFY Morningstar Peer Group average of 0.42%.

For the Next 500 ETF, the Board noted that the Adviser had contractually agreed to maintain an annual net expense ratio of 0.00% since the Fund’s inception and at least through June 30, 2023. The Board noted that the Fund’s advisory fee of 0.19% was below the SFYX Morningstar Peer Group average of 0.31% and the Fund’s expense ratio, net of fee waivers, of 0.00% was below the SFYX Morningstar Peer Group average of 0.34%.

For the Social 50 ETF, the Board noted that the Fund’s advisory fee of 0.29% was below the SFYF Morningstar Peer Group average of 0.40% and the Fund’s expense ratio of 0.29% was below the SFYF Morningstar Peer Group average of 0.42%.

For the BYOB ETF, the Board noted that the Fund’s advisory fee of 0.59% was above the BYOB Morningstar Peer Group average of 0.53% and the Fund’s expense ratio of 0.59% was above the BYOB Morningstar Peer average of 0.54%.

For the Weekly Dividend ETF, the Board noted that the Fund’s advisory fee of 0.49% was below the WKLY Morningstar Peer Group average of 0.50% and the Fund’s expense ratio of 0.49% was below the WKLY Morningstar Peer Group average of 0.53%.

For the Smart Energy ETF, the Board noted that the Adviser had reduced the Fund’s advisory fee from 0.69% to 0.59% effective as of August 9, 2022. The Board considered that the Smart Energy ETF’s advisory fee of 0.59% was above the ENRG Morningstar Peer Group average of 0.55% and the Fund’s expense ratio of 0.59% was equal to the ENRG Morningstar Peer Group average of 0.59%.

The Board concluded that each Fund’s expense ratio and advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s strategies. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profits realized by the Adviser from its relationship with each Fund, and concluded that the fees had not been, and currently were not, excessive, and that while each Fund was not yet profitable to the Adviser, the Adviser had adequate financial resources to support its services to each Fund from the revenues of its overall investment advisory business.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

90

SoFi Funds

4.Extent of Economies of Scale as the Funds Grow. The Board compared each Fund’s expenses relative to its Morningstar Peer Group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fees. The Board noted the advisory fees did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fees are reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of renewal of the Advisory Agreement for an additional one-year term was in the best interests of each Fund and its shareholders.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

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SoFi Funds

ADDITIONAL INFORMATION

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (877) 358-0096 or by accessing the Funds’ website at www.sofi.com/invest/etfs. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (877) 358-0096 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.sofi.com/invest/etfs. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (877) 358-0096. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.sofi.com/invest/etfs.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (877) 358-0096. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website www.sofi.com/invest/etfs.

Investment Adviser
Toroso Investments, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
(SoFi Weekly Income ETF Only)
Income Research + Management
100 Federal Street, 30th Floor
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, 29th Floor
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
SoFi Select 500 ETF	SFY	886364207
SoFi Next 500 ETF	SFYX	886364306
SoFi Social 50 ETF	SFYF	886364405
SoFi Be Your Own Boss ETF	BYOB	886364504
SoFi Weekly Income ETF	TGIF	886364884
SoFi Weekly Dividend ETF	WKLY	886364736
SoFi Web 3 ETF	TWEB	886364512
SoFi Smart Energy ETF	ENRG	886364686

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 9, 2023

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 9, 2023

* Print the name and title of each signing officer under his or her signature.

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